UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.2%
3,217	*	American Axle & Manufacturing Holdings, Inc	$64
9,597		BorgWarner, Inc	399
2,442		Cooper Tire & Rubber Co	96
605	*	Cooper-Standard Holding, Inc	35
6,736		Dana Holding Corp	107
11,850		Delphi Automotive plc	901
1,200	*,e	Dorman Products, Inc	61
1,013		Drew Industries, Inc	55
1,256	*	Federal Mogul Corp (Class A)	9
162,920		Ford Motor Co	2,211
520	*	Fox Factory Holding Corp	9
67,024		General Motors Co	2,012
12,394		Gentex Corp	192
1,535	*	Gentherm, Inc	69
10,982		Goodyear Tire & Rubber Co	322
8,796		Harley-Davidson, Inc	483
799	*	Horizon Global Corp	7
27,652		Johnson Controls, Inc	1,144
3,236		Lear Corp	352
428		Metaldyne Performance Group, Inc	9
2,342	*	Modine Manufacturing Co	18
670	*	Motorcar Parts of America, Inc	21
1,304		Remy International, Inc	38
909		Standard Motor Products, Inc	32
1,336	*	Stoneridge, Inc	17
157		Strattec Security Corp	10
1,205		Superior Industries International, Inc	23
2,561	*	Tenneco, Inc	115
4,110	*,e	Tesla Motors, Inc	1,021
1,931		Thor Industries, Inc	100
897	*	Tower International, Inc	21
1,621	*	Visteon Corp	164
1,327	e	Winnebago Industries, Inc	25

		TOTAL AUTOMOBILES & COMPONENTS	10,142

BANKS - 6.2%
691		1st Source Corp	21
295		Access National Corp	6
374		American National Bankshares, Inc	9
1,244		Ameris Bancorp	36
387		Ames National Corp	9
111	*	Anchor BanCorp Wisconsin, Inc	5
1,475		Apollo Residential Mortgage	19
620		Arrow Financial Corp	17
6,444		Associated Banc-Corp	116
3,765		Astoria Financial Corp	61
1,300		Banc of California, Inc	16
333		Bancfirst Corp	21
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	30
4,206		Bancorpsouth, Inc	100
2,688		Bank Mutual Corp	21
441,297		Bank of America Corp	6,875
1,836		Bank of Hawaii Corp	117
288		Bank of Marin Bancorp	14
3,365		Bank of the Ozarks, Inc	147

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,044		BankFinancial Corp	$13
4,327		BankUnited	155
824		Banner Corp	39
261		Bar Harbor Bankshares	8
32,419		BB&T Corp	1,154
3,505		BBCN Bancorp, Inc	53
247	*,e	BBX Capital Corp	4
573	*	Bear State Financial, Inc	5
3,521	*	Beneficial Bancorp, Inc	47
1,257		Berkshire Hills Bancorp, Inc	35
1,165		Blue Hills Bancorp, Inc	16
812		BNC Bancorp	18
646	*	BofI Holding, Inc	83
1,144	e	BOK Financial Corp	74
3,543		Boston Private Financial Holdings, Inc	41
354		Bridge Bancorp, Inc	9
2,984		Brookline Bancorp, Inc	30
630		Bryn Mawr Bank Corp	20
334	*	BSB Bancorp, Inc	7
242	*	C1 Financial, Inc	5
409		Camden National Corp	16
962	*	Capital Bank Financial Corp	29
659		Capital City Bank Group, Inc	10
5,890		Capitol Federal Financial	71
1,503		Cardinal Financial Corp	35
1,376	*	Cascade Bancorp	7
3,338		Cathay General Bancorp	100
1,935		Centerstate Banks of Florida, Inc	28
987		Central Pacific Financial Corp	21
152		Century Bancorp, Inc	6
1,050		Charter Financial Corp	13
1,427		Chemical Financial Corp	46
7,352		CIT Group, Inc	294
127,552		Citigroup, Inc	6,328
533		Citizens & Northern Corp	10
12,829		Citizens Financial Group, Inc	306
644		City Holding Co	32
1,738		City National Corp	153
856		Clifton Bancorp, Inc	12
498		CNB Financial Corp	9
1,740		CoBiz, Inc	23
2,323		Columbia Banking System, Inc	72
7,527		Comerica, Inc	309
3,470		Commerce Bancshares, Inc	158
1,740	e	Community Bank System, Inc	65
651		Community Trust Bancorp, Inc	23
449	*	CommunityOne Bancorp	5
1,146		ConnectOne Bancorp, Inc	22
411	*	CU Bancorp	9
2,283		Cullen/Frost Bankers, Inc	145
1,005	*	Customers Bancorp, Inc	26
4,428		CVB Financial Corp	74
1,325		Dime Community Bancshares	22
1,262	*	Eagle Bancorp, Inc	57
6,149		East West Bancorp, Inc	236
301		Enterprise Bancorp, Inc	6
828		Enterprise Financial Services Corp	21
2,337	*	Essent Group Ltd	58
3,701		EverBank Financial Corp	71
63	*,e	Farmers Capital Bank Corp	2
1,196	*	FCB Financial Holdings, Inc	39
384		Federal Agricultural Mortgage Corp (Class C)	10
470		Fidelity Southern Corp	10
34,209		Fifth Third Bancorp	647
664		Financial Institutions, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

720		First Bancorp (NC)	$12
4,520	*	First Bancorp (Puerto Rico)	16
498		First Bancorp, Inc	9
1,277		First Busey Corp	25
360		First Business Financial Services, Inc	8
218		First Citizens Bancshares, Inc (Class A)	49
3,957		First Commonwealth Financial Corp	36
680		First Community Bancshares, Inc	12
886		First Connecticut Bancorp	14
510		First Defiance Financial Corp	19
2,653		First Financial Bancorp	51
2,808	e	First Financial Bankshares, Inc	89
590		First Financial Corp	19
10,029		First Horizon National Corp	142
747		First Interstate Bancsystem, Inc	21
1,580		First Merchants Corp	41
3,493		First Midwest Bancorp, Inc	61
670	*	First NBC Bank Holding Co	23
14,970		First Niagara Financial Group, Inc	153
432		First of Long Island Corp	12
6,015		First Republic Bank	378
6,780		FirstMerit Corp	120
890	*	Flagstar Bancorp, Inc	18
1,327		Flushing Financial Corp	27
7,364		FNB Corp	95
752		Fox Chase Bancorp, Inc	13
222	*	Franklin Financial Network, Inc	5
7,161		Fulton Financial Corp	87
602		German American Bancorp, Inc	18
3,303		Glacier Bancorp, Inc	87
500		Great Southern Bancorp, Inc	22
1,739		Great Western Bancorp, Inc	44
455	*	Green Bancorp, Inc	5
710		Guaranty Bancorp	12
3,286		Hancock Holding Co	89
1,525		Hanmi Financial Corp	38
879		Heartland Financial USA, Inc	32
1,007		Heritage Commerce Corp	11
1,277		Heritage Financial Corp	24
917		Heritage Oaks Bancorp	7
3,399	*	Hilltop Holdings, Inc	67
57		Hingham Institution for Savings	7
2,400		Home Bancshares, Inc	97
698		HomeStreet, Inc	16
980	*	HomeTrust Bancshares, Inc	18
259		Horizon Bancorp	6
22,389		Hudson City Bancorp, Inc	228
34,297		Huntington Bancshares, Inc	364
1,574		IBERIABANK Corp	92
350	*,e	Impac Mortgage Holdings, Inc	6
1,031		Independent Bank Corp (MA)	47
1,023		Independent Bank Corp (MI)	15
406		Independent Bank Group, Inc	16
2,385		International Bancshares Corp	60
15,075		Investors Bancorp, Inc	186
155,784		JPMorgan Chase & Co	9,498
3,956		Kearny Financial Corp	45
35,830		Keycorp	466
1,629		Lakeland Bancorp, Inc	18
734		Lakeland Financial Corp	33
2,001		LegacyTexas Financial Group, Inc	61
286	*	LendingTree, Inc	27
226		Live Oak Bancshares, Inc	4
5,578		M&T Bank Corp	680
731		MainSource Financial Group, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,188		MB Financial, Inc	$104
724		Mercantile Bank Corp	15
273		Merchants Bancshares, Inc	8
2,343		Meridian Bancorp, Inc	32
241		Meta Financial Group, Inc	10
14,797	*	MGIC Investment Corp	137
334		MidWestOne Financial Group, Inc	10
1,713		National Bank Holdings Corp	35
357	e	National Bankshares, Inc	11
248	*,e	National Commerce Corp	6
6,208		National Penn Bancshares, Inc	73
1,624	*,e	Nationstar Mortgage Holdings, Inc	22
1,992		NBT Bancorp, Inc	54
18,627	e	New York Community Bancorp, Inc	336
1,173		NewBridge Bancorp	10
2,265	*	NMI Holdings, Inc	17
2,143		Northfield Bancorp, Inc	33
4,319		Northwest Bancshares, Inc	56
741		OceanFirst Financial Corp	13
4,557	*,e	Ocwen Financial Corp	31
1,902	e	OFG Bancorp	17
4,647		Old National Bancorp	65
1,237	*	Old Second Bancorp, Inc	8
441		Opus Bank	17
2,090		Oritani Financial Corp	33
991		Pacific Continental Corp	13
726	*	Pacific Premier Bancorp, Inc	15
4,338		PacWest Bancorp	186
529		Park National Corp	48
1,481		Park Sterling Bank	10
534		Peapack Gladstone Financial Corp	11
221		Penns Woods Bancorp, Inc	9
686		Pennsylvania Commerce Bancorp, Inc	20
575	*	PennyMac Financial Services, Inc	9
595		Peoples Bancorp, Inc	12
333		Peoples Financial Services Corp	12
12,770		People’s United Financial, Inc	201
1,562		Pinnacle Financial Partners, Inc	77
21,589		PNC Financial Services Group, Inc	1,926
4,451		Popular, Inc	135
564		Preferred Bank	18
3,318		PrivateBancorp, Inc	127
2,962		Prosperity Bancshares, Inc	145
2,748		Provident Financial Services, Inc	54
110		QCR Holdings, Inc	2
8,211		Radian Group, Inc	131
56,649		Regions Financial Corp	510
1,629		Renasant Corp	53
612		Republic Bancorp, Inc (Class A)	15
1,466		S&T Bancorp, Inc	48
1,134		Sandy Spring Bancorp, Inc	30
735	*	Seacoast Banking Corp of Florida	11
938		ServisFirst Bancshares, Inc	39
370		Sierra Bancorp	6
2,150	*	Signature Bank	296
1,265		Simmons First National Corp (Class A)	61
1,062		South State Corp	82
468		Southside Bancshares, Inc	13
740		Southwest Bancorp, Inc	12
706	*	Square Financial, Inc	18
1,614		State Bank & Trust Co	33
5,435		Sterling Bancorp/DE	81
615		Stock Yards Bancorp, Inc	22
443		Stonegate Bank	14
601	*,e	Stonegate Mortgage Corp	4
513		Suffolk Bancorp	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

385	*	Sun Bancorp, Inc	$7
21,800		SunTrust Banks, Inc	834
2,164	*	SVB Financial Group	250
5,625		Synovus Financial Corp	166
2,319		Talmer Bancorp Inc	39
7,139		TCF Financial Corp	108
565		Territorial Bancorp, Inc	15
1,877	*	Texas Capital Bancshares, Inc	98
1,849		TFS Financial Corp	32
1,514	*	The Bancorp, Inc	12
664		Tompkins Trustco, Inc	35
2,219	e	TowneBank	42
968		Trico Bancshares	24
943	*	Tristate Capital Holdings, Inc	12
237	*	Triumph Bancorp, Inc	4
4,883		Trustco Bank Corp NY	28
2,849		Trustmark Corp	66
1,665		UMB Financial Corp	85
9,264		Umpqua Holdings Corp	151
1,915		Union Bankshares Corp	46
2,963	e	United Bankshares, Inc	113
2,012		United Community Banks, Inc	41
1,829		United Community Financial Corp	9
2,342		United Financial Bancorp, Inc (New)	31
792		Univest Corp of Pennsylvania	15
70,146		US Bancorp	2,877
10,196		Valley National Bancorp	100
1,098	*	Walker & Dunlop, Inc	29
4,118		Washington Federal, Inc	94
718		Washington Trust Bancorp, Inc	28
1,507		Waterstone Financial, Inc	20
3,918		Webster Financial Corp	140
195,348		Wells Fargo & Co	10,031
1,549		WesBanco, Inc	49
746		West Bancorporation, Inc	14
1,162	e	Westamerica Bancorporation	52
3,756	*	Western Alliance Bancorp	115
2,922		Wilshire Bancorp, Inc	31
1,947		Wintrust Financial Corp	104
960		WSFS Financial Corp	28
965		Yadkin Financial Corp	21
8,430		Zions Bancorporation	232

		TOTAL BANKS	55,028

CAPITAL GOODS - 7.3%
26,616		3M Co	3,773
3,138		A.O. Smith Corp	205
1,914		Aaon, Inc	37
1,501		AAR Corp	28
2,045	*	Accuride Corp	6
2,508		Actuant Corp (Class A)	46
1,849		Acuity Brands, Inc	325
1,431	e	Advanced Drainage Systems, Inc	41
6,338	*	Aecom Technology Corp	174
1,808	*	Aegion Corp	30
2,743	*	Aerojet Rocketdyne Holdings, Inc	44
831	*	Aerovironment, Inc	17
3,201		AGCO Corp	149
4,322		Air Lease Corp	134
2,801		Aircastle Ltd	58
374		Alamo Group, Inc	18
1,204		Albany International Corp (Class A)	34
4,113		Allegion plc	237
205		Allied Motion Technologies, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,514		Allison Transmission Holdings, Inc	$201
1,234		Altra Holdings, Inc	29
909	*	Ameresco, Inc	5
440	e	American Railcar Industries, Inc	16
373		American Science & Engineering, Inc	13
475	*	American Woodmark Corp	31
10,272		Ametek, Inc	537
1,268		Apogee Enterprises, Inc	57
1,687		Applied Industrial Technologies, Inc	64
555		Argan, Inc	19
1,645	*	Armstrong World Industries, Inc	79
4,418	*	ArvinMeritor, Inc	47
729		Astec Industries, Inc	24
810	*	Astronics Corp	33
1,128		AZZ, Inc	55
2,291	*	Babcock & Wilcox Enterprises, Inc	39
2,326		Barnes Group, Inc	84
4,475		BE Aerospace, Inc	196
2,092	*	Beacon Roofing Supply, Inc	68
2,033	*	Blount International, Inc	11
29,012		Boeing Co	3,799
2,014		Briggs & Stratton Corp	39
2,012	*	Builders FirstSource, Inc	26
4,582		BWX Technologies, Inc	121
793	*	CAI International, Inc	8
2,752		Carlisle Cos, Inc	240
25,493		Caterpillar, Inc	1,666
1,264	*	Chart Industries, Inc	24
4,142	e	Chicago Bridge & Iron Co NV	164
728		CIRCOR International, Inc	29
2,112		Clarcor, Inc	101
4,213	*	Colfax Corp	126
840		Columbus McKinnon Corp	15
1,687		Comfort Systems USA, Inc	46
1,268	*	Commercial Vehicle Group, Inc	5
1,330	*	Continental Building Products Inc	27
2,014		Crane Co	94
916		Cubic Corp	38
7,657		Cummins, Inc	831
2,009		Curtiss-Wright Corp	125
24,865		Danaher Corp	2,119
14,098		Deere & Co	1,043
3,064	*	DigitalGlobe, Inc	58
5,796		Donaldson Co, Inc	163
932		Douglas Dynamics, Inc	19
6,781		Dover Corp	388
485	*	Ducommun, Inc	10
567	*	DXP Enterprises, Inc	15
1,512	*,e	Dycom Industries, Inc	109
19,735		Eaton Corp	1,012
2,642		EMCOR Group, Inc	117
27,686		Emerson Electric Co	1,223
840		Encore Wire Corp	27
1,774		EnerSys	95
788		Engility Holdings, Inc	20
711	*,e	Enphase Energy, Inc	3
1,003		EnPro Industries, Inc	39
1,174		ESCO Technologies, Inc	42
1,364	*	Esterline Technologies Corp	98
12,415	e	Fastenal Co	455
2,645		Federal Signal Corp	36
5,706		Flowserve Corp	235
6,186		Fluor Corp	262
6,740		Fortune Brands Home & Security, Inc	320
2,155		Franklin Electric Co, Inc	59

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

635		Freightcar America, Inc	$11
7,600	*,e	FuelCell Energy, Inc	6
2,145	*	Furmanite Corp	13
1,855		GATX Corp	82
2,968	*,e	Generac Holdings, Inc	89
2,068		General Cable Corp	25
12,136		General Dynamics Corp	1,674
423,342		General Electric Co	10,677
1,331	*	Gibraltar Industries, Inc	24
966		Global Brass & Copper Holdings, Inc	20
903		Gorman-Rupp Co	22
2,508		Graco, Inc	168
470		Graham Corp	8
1,667		Granite Construction, Inc	49
3,079	*	Great Lakes Dredge & Dock Corp	16
1,206	e	Greenbrier Cos, Inc	39
1,574		Griffon Corp	25
1,293		H&E Equipment Services, Inc	22
3,556		Harsco Corp	32
797	*,e	HC2 Holdings, Inc	6
7,210	*	HD Supply Holdings, Inc	206
816		HEICO Corp	40
1,672		HEICO Corp (Class A)	76
4,078		Hexcel Corp	183
2,578		Hillenbrand, Inc	67
32,763		Honeywell International, Inc	3,102
2,399		Hubbell, Inc (Class B)	204
2,054		Huntington Ingalls	220
316		Hurco Cos, Inc	8
404		Hyster-Yale Materials Handling, Inc	23
3,297		IDEX Corp	235
12,637		Illinois Tool Works, Inc	1,040
11,179		Ingersoll-Rand plc	568
916		Insteel Industries, Inc	15
3,749		ITT Corp	125
5,314	*	Jacobs Engineering Group, Inc	199
1,308		John Bean Technologies Corp	50
4,106	e	Joy Global, Inc	61
386		Kadant, Inc	15
1,238		Kaman Corp	44
6,104		KBR, Inc	102
3,474		Kennametal, Inc	86
1,479	*,e	KEYW Holding Corp	9
2,122	*	KLX, Inc	76
1,860	*	Kratos Defense & Security Solutions, Inc	8
3,482		L-3 Communications Holdings, Inc	364
246	*	Lawson Products, Inc	5
464		LB Foster Co (Class A)	6
1,756		Lennox International, Inc	199
2,832		Lincoln Electric Holdings, Inc	148
495	e	Lindsay Manufacturing Co	34
11,337		Lockheed Martin Corp	2,350
1,293		LSI Industries, Inc	11
853	*	Lydall, Inc	24
5,733		Manitowoc Co, Inc	86
14,730		Masco Corp	371
1,317	*	Masonite International Corp	80
2,813	*	Mastec, Inc	45
2,423	*	Middleby Corp	255
623	*	Milacron Holdings Corp	11
614		Miller Industries, Inc	12
1,679	*	Moog, Inc (Class A)	91
4,196	*	MRC Global, Inc	47
1,867	e	MSC Industrial Direct Co (Class A)	114
2,210		Mueller Industries, Inc	65

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,046		Mueller Water Products, Inc (Class A)	$54
881	*	MYR Group, Inc	23
206		National Presto Industries, Inc	17
2,256	*,e	Navistar International Corp	29
1,244	*	NCI Building Systems, Inc	13
822		NN, Inc	15
2,574		Nordson Corp	162
383	*	Nortek, Inc	24
8,034		Northrop Grumman Corp	1,333
435	*	Northwest Pipe Co	6
4,741	*,e	NOW, Inc	70
130	*,e	NV5 Holdings, Inc	2
117		Omega Flex, Inc	4
2,511		Orbital ATK, Inc	180
1,499	*	Orion Marine Group, Inc	9
3,310		Oshkosh Truck Corp	120
4,985		Owens Corning, Inc	209
14,617		Paccar, Inc	763
5,858		Parker Hannifin Corp	570
442	*	Patrick Industries, Inc	17
7,615		Pentair plc	389
1,399	*	Perini Corp	23
1,847	*	Pgt, Inc	23
7,340	*,e	Plug Power, Inc	13
738	*	Ply Gem Holdings, Inc	9
416		Powell Industries, Inc	13
193	*,e	Power Solutions International, Inc	4
751	*	PowerSecure International, Inc	9
5,838		Precision Castparts Corp	1,341
96		Preformed Line Products Co	4
1,410	e	Primoris Services Corp	25
1,003	*,e	Proto Labs, Inc	67
1,522		Quanex Building Products Corp	28
8,626	*	Quanta Services, Inc	209
1,726	e	Raven Industries, Inc	29
12,649		Raytheon Co	1,382
1,025		RBC Bearings, Inc	61
1,909		Regal-Beloit Corp	108
3,903	*	Rexnord Corp	66
5,686		Rockwell Automation, Inc	577
5,589		Rockwell Collins, Inc	457
4,148		Roper Industries, Inc	650
1,497	*	Rush Enterprises, Inc (Class A)	36
1,742		Simpson Manufacturing Co, Inc	58
2,375		Snap-On, Inc	358
2,496	*,e	SolarCity Corp	107
460	*	Sparton Corp	10
5,987	*	Spirit Aerosystems Holdings, Inc (Class A)	289
1,707		SPX Corp	20
1,707	*	SPX FLOW, Inc	59
537		Standex International Corp	40
6,496		Stanley Works	630
626	*	Stock Building Supply Holdings, Inc	11
1,027		Sun Hydraulics Corp	28
763	*	Sunrun, Inc	8
1,507		TAL International Group, Inc	21
2,271	*,e	Taser International, Inc	50
1,462	*	Teledyne Technologies, Inc	132
775		Tennant Co	44
4,378		Terex Corp	79
967	e	Textainer Group Holdings Ltd	16
11,722		Textron, Inc	441
431	*,e	The ExOne Company	3
1,423	*	Thermon Group Holdings	29
3,277		Timken Co	90
1,841	e	Titan International, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

784	*,e	Titan Machinery, Inc	$9
2,344		Toro Co	165
2,253	*	TransDigm Group, Inc	479
1,428	*	Trex Co, Inc	48
1,999	*	Trimas Corp	33
6,464		Trinity Industries, Inc	147
2,084		Triumph Group, Inc	88
370		Twin Disc, Inc	5
4,105	*	United Rentals, Inc	247
37,324		United Technologies Corp	3,321
1,705	*	Univar, Inc	31
850		Universal Forest Products, Inc	49
3,899	*	USG Corp	104
1,027		Valmont Industries, Inc	97
455	*	Vectrus, Inc	10
365	*	Veritiv Corp	14
1,023	*	Vicor Corp	10
2,712	e	W.W. Grainger, Inc	583
3,136	*	Wabash National Corp	33
2,314	*	WABCO Holdings, Inc	243
1,142		Watsco, Inc	135
1,120		Watts Water Technologies, Inc (Class A)	59
1,862	*,e	WESCO International, Inc	87
4,043		Westinghouse Air Brake Technologies Corp	356
2,765		Woodward Governor Co	113
502	*	Xerium Technologies, Inc	7
7,576		Xylem, Inc	249

		TOTAL CAPITAL GOODS	64,947

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,371		ABM Industries, Inc	65
2,247		Acacia Research (Acacia Technologies)	20
4,648	*	ACCO Brands Corp	33
825		Administaff, Inc	36
7,234	e	ADT Corp	216
1,786	*	Advisory Board Co	81
928		American Ecology Corp	41
2,166	*	ARC Document Solutions, Inc	13
383		Barrett Business Services, Inc	16
2,120		Brady Corp (Class A)	42
2,034		Brink’s Co	55
1,375	*	Casella Waste Systems, Inc (Class A)	8
2,526	*	CBIZ, Inc	25
669		CDI Corp	6
1,444		CEB, Inc	99
948		Ceco Environmental Corp	8
3,736		Cintas Corp	320
2,642	*	Clean Harbors, Inc	116
5,229	*	Copart, Inc	172
4,991		Covanta Holding Corp	87
555	*	CRA International, Inc	12
2,111		Deluxe Corp	118
1,518		Dun & Bradstreet Corp	159
1,357		Ennis, Inc	24
5,029		Equifax, Inc	489
1,364		Essendant, Inc	44
1,201		Exponent, Inc	54
419	*	Franklin Covey Co	7
1,807	*	FTI Consulting, Inc	75
841		G & K Services, Inc (Class A)	56
645	*	GP Strategies Corp	15
2,955		Healthcare Services Group	100
943		Heidrick & Struggles International, Inc	18
218	*	Heritage-Crystal Clean, Inc	2
2,682		Herman Miller, Inc	77

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,049	*	Hill International, Inc	$3
1,952		HNI Corp	84
1,045	*	Huron Consulting Group, Inc	65
892	*	ICF International, Inc	27
7,377	*	ICO Global Communications Holdings Ltd	5
2,904	*	IHS, Inc (Class A)	337
1,756	*	Innerworkings, Inc	11
2,666		Interface, Inc	60
5,993		KAR Auction Services, Inc	213
1,394		Kelly Services, Inc (Class A)	20
1,045		Kforce, Inc	27
1,737		Kimball International, Inc (Class B)	16
2,203		Knoll, Inc	48
2,239		Korn/Ferry International	74
3,262		Manpower, Inc	267
1,395		Matthews International Corp (Class A)	68
1,113		McGrath RentCorp	30
757	*	Mistras Group, Inc	10
1,928		Mobile Mini, Inc	59
1,290		MSA Safety, Inc	52
514		Multi-Color Corp	39
2,186	*	Navigant Consulting, Inc	35
15,185		Nielsen NV	675
563		NL Industries, Inc	2
2,194	*	On Assignment, Inc	81
8,369		Pitney Bowes, Inc	166
1,198		Quad	15
8,857		R.R. Donnelley & Sons Co	129
9,635		Republic Services, Inc	397
1,664		Resources Connection, Inc	25
5,712		Robert Half International, Inc	292
3,297		Rollins, Inc	89
2,316	*	RPX Corp	32
672	*	SP Plus Corp	16
3,734		Steelcase, Inc (Class A)	69
3,418	*	Stericycle, Inc	476
946	*	Team, Inc	30
2,577		Tetra Tech, Inc	63
2,826		Towers Watson & Co	332
1,373	*	TransUnion	34
689	*	TRC Cos, Inc	8
1,734	*	TriNet Group, Inc	29
1,757	*	TrueBlue, Inc	39
17,712		Tyco International plc	593
583		Unifirst Corp	62
7,135	*	Verisk Analytics, Inc	527
871		Viad Corp	25
399	*	Volt Information Sciences, Inc	4
205		VSE Corp	8
1,558	*	WageWorks, Inc	70
5,140		Waste Connections, Inc	250
19,335		Waste Management, Inc	963
2,151		West Corp	48

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,808

CONSUMER DURABLES & APPAREL - 1.8%
653		Arctic Cat, Inc	14
383		Bassett Furniture Industries, Inc	11
970	*	Beazer Homes USA, Inc	13
715	*	Black Diamond, Inc	4
3,934		Brunswick Corp	188
3,430		Callaway Golf Co	29
2,217		Carter’s, Inc	201
379	*	Cavco Industries, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

649	*	Century Communities, Inc	$13
343	*	Cherokee, Inc	5
11,643		Coach, Inc	337
1,211		Columbia Sportswear Co	71
3,437	*	CROCS, Inc	44
269		CSS Industries, Inc	7
447		Culp, Inc	14
1,463	*	Deckers Outdoor Corp	85
13,852		DR Horton, Inc	407
458		Escalade, Inc	7
1,079	e	Ethan Allen Interiors, Inc	29
101		Flexsteel Industries, Inc	3
1,830	*,e	Fossil Group, Inc	102
4,933		Garmin Ltd	177
1,622	*	G-III Apparel Group Ltd	100
3,768	*,e	GoPro, Inc	118
373	*	Green Brick Partners, Inc	4
16,972		Hanesbrands, Inc	491
3,006		Harman International Industries, Inc	289
4,700		Hasbro, Inc	339
1,227	*	Helen of Troy Ltd	110
359		Hooker Furniture Corp	8
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	8
2,023	*	Iconix Brand Group, Inc	27
844	*	Installed Building Products Inc	21
1,204	*,e	iRobot Corp	35
816	*,e	Jakks Pacific, Inc	7
8,904	*	Jarden Corp	435
232		Johnson Outdoors, Inc	5
5,284	*	Kate Spade & Co	101
3,463	e	KB Home	47
2,146		La-Z-Boy, Inc	57
5,823		Leggett & Platt, Inc	240
420		Lennar Corp (B Shares)	17
7,356		Lennar Corp (Class A)	354
624	*	LGI Homes, Inc	17
847		Libbey, Inc	28
362		Lifetime Brands, Inc	5
4,705	*,e	Lululemon Athletica, Inc	238
862	*	M/I Homes, Inc	20
776	*	Malibu Boats Inc	11
441		Marine Products Corp	3
14,163	e	Mattel, Inc	298
302	*	MCBC Holdings, Inc	4
1,639		MDC Holdings, Inc	43
1,657	*	Meritage Homes Corp	61
8,417	*	Michael Kors Holdings Ltd	356
2,602	*	Mohawk Industries, Inc	473
817		Movado Group, Inc	21
182		Nacco Industries, Inc (Class A)	9
1,389	*	Nautilus, Inc	21
118	*,e	New Home Co Inc	2
11,338		Newell Rubbermaid, Inc	450
28,426		Nike, Inc (Class B)	3,496
156	*	NVR, Inc	238
621		Oxford Industries, Inc	46
1,894	*	Performance Sports Group Ltd	25
546	*	Perry Ellis International, Inc	12
3,465		Phillips-Van Heusen Corp	353
2,792		Polaris Industries, Inc	335
1,839		Pool Corp	133
15,402		Pulte Homes, Inc	291
2,495		Ralph Lauren Corp	295
2,065		Ryland Group, Inc	84
1,078	*,e	Sequential Brands Group, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,734	*	Skechers U.S.A., Inc (Class A)	$233
796	*	Skullcandy, Inc	4
2,449	*	Smith & Wesson Holding Corp	41
6,155	*	Standard-Pacific Corp	49
2,386	*	Steven Madden Ltd	87
794	e	Sturm Ruger & Co, Inc	47
295		Superior Uniform Group, Inc	5
1,381	*	Taylor Morrison Home Corp	26
2,586	*	Tempur-Pedic International, Inc	185
7,450	*	Toll Brothers, Inc	255
1,636	*	TopBuild Corp	51
6,818	*	TRI Pointe Homes, Inc	89
2,191	*	Tumi Holdings, Inc	39
1,991		Tupperware Corp	99
7,547	*	Under Armour, Inc (Class A)	730
700	*	Unifi, Inc	21
677	*	Universal Electronics, Inc	28
1,001	*	Vera Bradley, Inc	13
13,932		VF Corp	950
499	*	Vince Holding Corp	2
2,676	*	Vista Outdoor, Inc	119
495	*	WCI Communities, Inc	11
378		Weyco Group, Inc	10
3,317		Whirlpool Corp	488
638	*	William Lyon Homes, Inc	13
4,367		Wolverine World Wide, Inc	95
1,093	*	Zagg, Inc	7

		TOTAL CONSUMER DURABLES & APPAREL	15,681

CONSUMER SERVICES - 2.3%
1,005	*	2U, Inc	36
812	*	American Public Education, Inc	19
3,700	*	Apollo Group, Inc (Class A)	41
8,090		ARAMARK Holdings Corp	240
650	*	Ascent Media Corp (Series A)	18
4,377	*	Belmond Ltd.	44
915	*	BJ’s Restaurants, Inc	39
5,198		Bloomin’ Brands, Inc	95
1,085		Bob Evans Farms, Inc	47
353	*,e	Bojangles’, Inc	6
3,388	*	Boyd Gaming Corp	55
987	*	Bravo Brio Restaurant Group, Inc	11
877	*	Bridgepoint Education, Inc	7
1,544	*	Bright Horizons Family Solutions	99
2,575		Brinker International, Inc	136
800	*	Buffalo Wild Wings, Inc	155
2,101	*	Caesars Acquisition Co	15
1,990	*,e	Caesars Entertainment Corp	12
428		Capella Education Co	21
3,103	*	Career Education Corp	12
17,429		Carnival Corp	866
741		Carriage Services, Inc	16
1,619	*	Carrols Restaurant Group, Inc	19
2,060		Cheesecake Factory	111
3,194	*,e	Chegg, Inc	23
1,312	*	Chipotle Mexican Grill, Inc (Class A)	945
1,471		Choice Hotels International, Inc	70
595		Churchill Downs, Inc	80
751	*	Chuy’s Holdings, Inc	21
1,844		ClubCorp Holdings, Inc	40
328		Collectors Universe	5
805	e	Cracker Barrel Old Country Store, Inc	119
5,313		Darden Restaurants, Inc	364
959	*	Dave & Buster’s Entertainment, Inc	36
1,033	*	Del Frisco’s Restaurant Group, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,544	*	Denny’s Corp	$39
2,747	e	DeVry, Inc	75
1,769	*,e	Diamond Resorts International, Inc	41
740		DineEquity, Inc	68
2,342		Domino’s Pizza, Inc	253
4,115		Dunkin Brands Group, Inc	202
571	*,e	El Pollo Loco Holdings, Inc	6
1,192	*	Eldorado Resorts, Inc	11
2,534		Extended Stay America, Inc	43
1,193	*	Fiesta Restaurant Group, Inc	54
217	*	Fogo De Chao, Inc	3
148		Graham Holdings Co	85
2,029	*	Grand Canyon Education, Inc	77
11,629		H&R Block, Inc	421
480	*,e	Habit Restaurants, Inc	10
21,771		Hilton Worldwide Holdings, Inc	499
5,783	*	Houghton Mifflin Harcourt Co	117
1,460	*	Hyatt Hotels Corp	69
3,625	e	International Game Technology plc	56
1,188		International Speedway Corp (Class A)	38
1,708		Interval Leisure Group, Inc	31
634	*	Intrawest Resorts Holdings Inc	5
1,142	*	Isle of Capri Casinos, Inc	20
596	*	J Alexander’s Holdings, Inc	6
1,581		Jack in the Box, Inc	122
649	*,e	Jamba, Inc	9
1,518	*	K12, Inc	19
343	*,e	Kona Grill, Inc	5
2,917	*	Krispy Kreme Doughnuts, Inc	43
3,967	*	La Quinta Holdings, Inc	63
15,446		Las Vegas Sands Corp	586
203		Liberty Tax, Inc	5
3,847	*,e	LifeLock, Inc	34
840		Marcus Corp	16
8,966		Marriott International, Inc (Class A)	611
1,019		Marriott Vacations Worldwide Corp	69
40,222		McDonald’s Corp	3,963
18,809	*	MGM Resorts International	347
388	*	Monarch Casino & Resort, Inc	7
1,158	*	Morgans Hotel Group Co	4
400	*,e	Noodles & Co	6
5,556	*	Norwegian Cruise Line Holdings Ltd	318
1,060	*	Panera Bread Co (Class A)	205
860		Papa John’s International, Inc	59
328	*,e	Papa Murphy’s Holdings, Inc	5
3,355	*	Penn National Gaming, Inc	56
2,455	*	Pinnacle Entertainment, Inc	83
661	*	Planet Fitness, Inc	11
1,002	*	Popeyes Louisiana Kitchen, Inc	56
675	*,e	Potbelly Corp	7
600	*	Red Robin Gourmet Burgers, Inc	45
1,737	*	Regis Corp	23
7,263		Royal Caribbean Cruises Ltd	647
3,070	*	Ruby Tuesday, Inc	19
1,588		Ruth’s Chris Steak House, Inc	26
1,968	*,e	Scientific Games Corp (Class A)	21
2,991	e	SeaWorld Entertainment, Inc	53
8,545		Service Corp International	232
4,279	*	ServiceMaster Global Holdings, Inc	144
206	*	Shake Shack, Inc	10
3,014		Six Flags Entertainment Corp	138
2,205		Sonic Corp	51
2,534	e	Sotheby’s (Class A)	81
581		Speedway Motorsports, Inc	10
62,915		Starbucks Corp	3,576

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,990		Starwood Hotels & Resorts Worldwide, Inc	$465
57	*	Steak N Shake Co	21
636	*	Steiner Leisure Ltd	40
491	*	Strayer Education, Inc	27
2,872		Texas Roadhouse, Inc (Class A)	107
1,028		Universal Technical Institute, Inc	4
1,570		Vail Resorts, Inc	164
8,703		Wendy’s	75
287	*	Wingstop, Inc	7
5,074		Wyndham Worldwide Corp	365
3,468		Wynn Resorts Ltd	184
18,268		Yum! Brands, Inc	1,461
805	*,e	Zoe’s Kitchen, Inc	32

		TOTAL CONSUMER SERVICES	20,803

DIVERSIFIED FINANCIALS - 4.1%
2,314	*	Affiliated Managers Group, Inc	396
20,236	*	Ally Financial, Inc	412
36,171		American Express Co	2,681
7,660		Ameriprise Financial, Inc	836
727	e	Arlington Asset Investment Corp (Class A)	10
1,509		Artisan Partners Asset Management, Inc	53
35	*	Ashford, Inc	2
47,358		Bank of New York Mellon Corp	1,854
7,666		BGC Partners, Inc (Class A)	63
5,223		BlackRock, Inc	1,554
953		Calamos Asset Management, Inc (Class A)	9
23,078		Capital One Financial Corp	1,674
1,340		Cash America International, Inc	38
3,188		CBOE Holdings, Inc	214
48,401		Charles Schwab Corp	1,382
13,566		CME Group, Inc	1,258
853		Cohen & Steers, Inc	23
5,330	*,e	Cowen Group, Inc	24
358	*,e	Credit Acceptance Corp	71
118		Diamond Hill Investment Group, Inc	22
18,698		Discover Financial Services	972
12,247	*	E*TRADE Financial Corp	322
5,045		Eaton Vance Corp	169
1,165	*,e	Encore Capital Group, Inc	43
1,226	*	Enova International, Inc	13
1,394		Evercore Partners, Inc (Class A)	70
2,322	*	Ezcorp, Inc (Class A)	14
4,021		Federated Investors, Inc (Class B)	116
2,248	e	Financial Engines, Inc	66
1,226	*	First Cash Financial Services, Inc	49
3,451	*	FNFV Group	40
16,373		Franklin Resources, Inc	610
1,067		Gain Capital Holdings, Inc	8
269		GAMCO Investors, Inc (Class A)	15
18,110		Goldman Sachs Group, Inc	3,147
1,944	*	Green Dot Corp	34
1,295		Greenhill & Co, Inc	37
1,489		HFF, Inc (Class A)	50
517	*	Houlihan Lokey, Inc	11
2,421		Interactive Brokers Group, Inc (Class A)	96
4,714		IntercontinentalExchange Group, Inc	1,108
675	*	INTL FCStone, Inc	17
18,200		Invesco Ltd	568
1,527		Investment Technology Group, Inc	20
31,600	e	iShares Russell 3000 Index Fund	3,599
6,264	e	Janus Capital Group, Inc	85
525	*,e	JG Wentworth Co	3
1,997	*	KCG Holdings, Inc	22
5,033	*,e	Ladenburg Thalmann Financial Services, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,370		Lazard Ltd (Class A)	$233
4,116		Legg Mason, Inc	171
2,822	*,e	LendingClub Corp	37
13,873		Leucadia National Corp	281
3,491	e	LPL Financial Holdings, Inc	139
1,588		MarketAxess Holdings, Inc	148
418		Marlin Business Services Corp	6
11,556		McGraw-Hill Financial, Inc	1,000
731		Moelis & Co	19
7,494		Moody’s Corp	736
64,007		Morgan Stanley	2,016
4,770		MSCI, Inc (Class A)	284
4,824		NASDAQ OMX Group, Inc	257
16,426		Navient Corp	185
686		Nelnet, Inc (Class A)	24
959	*	NewStar Financial, Inc	8
9,819		Northern Trust Corp	669
8,103		NorthStar Asset Management Group, Inc	116
791		OM Asset Management plc	12
464	*,e	On Deck Capital, Inc	5
448		Oppenheimer Holdings, Inc	9
2,087	*	PHH Corp	29
1,198	*	Pico Holdings, Inc	12
669	*	Piper Jaffray Cos	24
2,037	*,e	PRA Group, Inc	108
527		Pzena Investment Management, Inc (Class A)	5
5,381		Raymond James Financial, Inc	267
231	*	Regional Management Corp	4
606		Resource America, Inc (Class A)	4
1,130	*	Safeguard Scientifics, Inc	18
3,870		Santander Consumer USA Holdings, Inc	79
5,890		SEI Investments Co	284
17,941		SLM Corp	133
9,905	e	SPDR Trust Series 1	1,898
2,198	*	Springleaf Holdings, Inc	96
17,389		State Street Corp	1,169
2,900	*	Stifel Financial Corp	122
5,189	*,e	Synchrony Financial	162
11,033		T Rowe Price Group, Inc	767
11,372		TD Ameritrade Holding Corp	362
1,255	e	Tiptree Financial, Inc	8
817		Virtu Financial, Inc	19
311		Virtus Investment Partners, Inc	31
9,135		Voya Financial, Inc	354
3,560		Waddell & Reed Financial, Inc (Class A)	124
1,683	*,e	Walter Investment Management Corp	27
322		Westwood Holdings Group, Inc	18
4,611		WisdomTree Investments, Inc	74
276	*,e	World Acceptance Corp	7

		TOTAL DIVERSIFIED FINANCIALS	36,451

ENERGY - 6.3%
4,200	*	Abraxas Petroleum Corp	5
99		Adams Resources & Energy, Inc	4
1,327		Alon USA Energy, Inc	24
21,453		Anadarko Petroleum Corp	1,296
2,950	*,e	Antero Resources Corp	62
15,993		Apache Corp	626
1,605	*,e	Approach Resources, Inc	3
624		Ardmore Shipping Corp	8
2,529	e	Atwood Oceanics, Inc	37
18,355		Baker Hughes, Inc	955
1,205	*,e	Basic Energy Services, Inc	4
2,221	*,e	Bill Barrett Corp	7
1,995	*,e	Bonanza Creek Energy, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,469		Bristow Group, Inc	$38
2,159	*,e	C&J Energy Services Ltd	8
17,465		Cabot Oil & Gas Corp	382
13,608		California Resources Corp	35
2,652	*	Callon Petroleum Co	19
8,080	*	Cameron International Corp	495
905	e	CARBO Ceramics, Inc	17
2,182	*	Carrizo Oil & Gas, Inc	67
10,033	*	Cheniere Energy, Inc	485
24,773	e	Chesapeake Energy Corp	182
79,080		Chevron Corp	6,238
3,957		Cimarex Energy Co	406
262	*,e	Clayton Williams Energy, Inc	10
3,211	*,e	Clean Energy Fuels Corp	14
2,429	*,e	Cloud Peak Energy, Inc	6
15,473	*	Cobalt International Energy, Inc	110
13,439		Columbia Pipeline Group, Inc	246
5,103	*	Concho Resources, Inc	502
52,077		ConocoPhillips	2,498
9,664	e	Consol Energy, Inc	95
670	*	Contango Oil & Gas Co	5
3,512	*	Continental Resources, Inc	102
762	e	CVR Energy, Inc	31
2,390		Delek US Holdings, Inc	66
15,447	e	Denbury Resources, Inc	38
17,324		Devon Energy Corp	643
3,880		DHT Holdings, Inc	29
2,618	e	Diamond Offshore Drilling, Inc	45
2,621	*	Diamondback Energy, Inc	169
1,027	*	Dorian LPG Ltd	11
1,347	*	Dril-Quip, Inc	78
2,093	*,e	Eclipse Resources Corp	4
3,162		Energen Corp	158
1,796	*,e	Energy Fuels, Inc	5
9,778		Ensco plc	138
23,198		EOG Resources, Inc	1,689
1,448	*,e	EP Energy Corp	7
6,431		EQT Corp	417
891	*	Era Group, Inc	13
668		Evolution Petroleum Corp	4
2,935		Exterran Holdings, Inc	53
175,412		Exxon Mobil Corp	13,042
2,595	*,e	Fairmount Santrol Holdings, Inc	7
9,764	*	FMC Technologies, Inc	303
2,423	*	Forum Energy Technologies, Inc	30
1,468	e	Frank’s International NV	22
4,624	*,e	Frontline Ltd	12
1,757	e	GasLog Ltd	17
2,282	*	Gastar Exploration, Inc	3
710	*	Gener8 Maritime, Inc	8
626	*,e	Geospace Technologies Corp	9
3,789	e	Golar LNG Ltd	106
1,640		Green Plains Renewable Energy, Inc	32
1,158	e	Gulfmark Offshore, Inc	7
4,016	*	Gulfport Energy Corp	119
15,845	*,e	Halcon Resources Corp	8
463		Hallador Petroleum Co	3
35,903		Halliburton Co	1,269
4,809	*	Helix Energy Solutions Group, Inc	23
4,069	e	Helmerich & Payne, Inc	192
10,650		Hess Corp	533
8,294		HollyFrontier Corp	405
1,338	*,e	Hornbeck Offshore Services, Inc	18
685	*	Independence Contract Drilling, Inc	3
6,522	*	ION Geophysical Corp	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

61	*	Isramco, Inc	$6
958	*,e	Jones Energy, Inc (Class A)	5
75,425		Kinder Morgan, Inc	2,088
6,492	*	Kosmos Energy LLC	36
5,187	*,e	Laredo Petroleum Holdings, Inc	49
28,521		Marathon Oil Corp	439
22,939		Marathon Petroleum Corp	1,063
3,228	*	Matador Resources Co	67
1,193	*	Matrix Service Co	27
10,530	*,e	McDermott International, Inc	45
3,498	*	Memorial Resource Development Corp	61
7,556		Murphy Oil Corp	183
13,962		Nabors Industries Ltd	132
16,386		National Oilwell Varco, Inc	617
561	*	Natural Gas Services Group, Inc	11
3,582		Navios Maritime Acq Corp	13
6,899	*	Newfield Exploration Co	227
3,910	*	Newpark Resources, Inc	20
9,860	e	Noble Corp plc	108
18,226		Noble Energy, Inc	550
830	e	Nordic American Offshore Ltd	5
3,925	e	Nordic American Tanker Shipping	60
2,710	e	North Atlantic Drilling Ltd	2
3,091	*,e	Northern Oil And Gas, Inc	14
5,898	*,e	Oasis Petroleum, Inc	51
32,086		Occidental Petroleum Corp	2,122
4,264		Oceaneering International, Inc	167
2,073	*	Oil States International, Inc	54
8,715		Oneok, Inc	281
656	*,e	Pacific Ethanol, Inc	4
648		Panhandle Oil and Gas, Inc (Class A)	10
686	*	Par Petroleum Corp	14
5,410	*	Parker Drilling Co	14
3,509	*	Parsley Energy, Inc	53
6,387		Patterson-UTI Energy, Inc	84
3,649		PBF Energy, Inc	103
1,687	*	PDC Energy, Inc	89
620	*	PHI, Inc	12
22,562		Phillips 66	1,734
2,681	*	Pioneer Energy Services Corp	6
6,304		Pioneer Natural Resources Co	767
7,569		Questar Market Resources, Inc	95
7,147	e	Range Resources Corp	230
1,773	*	Renewable Energy Group, Inc	15
2,049	*,e	Rex Energy Corp	4
303	*	Rex Stores Corp	15
3,065	*	Rice Energy, Inc	50
611	*,e	RigNet, Inc	16
843	*	Ring Energy, Inc	8
5,316		Rowan Cos plc	86
2,428	e	RPC, Inc	21
2,207	*	RSP Permian, Inc	45
2,020	*,e	Sanchez Energy Corp	12
53,292		Schlumberger Ltd	3,676
7,391		Scorpio Tankers, Inc	68
825	*	SEACOR Holdings, Inc	49
15,354	e	Seadrill Ltd	91
1,975		SemGroup Corp	85
719	*,e	Seventy Seven Energy, Inc	1
2,365	e	Ship Finance International Ltd	38
16,258	*	Southwestern Energy Co	206
28,493		Spectra Energy Corp	748
2,953	e	St. Mary Land & Exploration Co	95
2,483	*	Stone Energy Corp	12
6,374		Superior Energy Services	80

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,246	*	Synergy Resources Corp	$42
2,368		Targa Resources Investments, Inc	122
2,010		Teekay Corp	60
3,273		Teekay Tankers Ltd (Class A)	23
1,519		Tesco Corp	11
5,332		Tesoro Corp	518
3,896	*	Tetra Technologies, Inc	23
2,198	e	Tidewater, Inc	29
1,041	*	TransAtlantic Petroleum Ltd	3
2,055	*,e	Triangle Petroleum Corp	3
6,760	*,e	Ultra Petroleum Corp	43
2,246	*	Unit Corp	25
3,748	*,e	Uranium Energy Corp	4
2,176	e	US Silica Holdings Inc	31
21,067		Valero Energy Corp	1,266
1,693	e	W&T Offshore, Inc	5
32,752	*	Weatherford International Ltd	278
2,997		Western Refining, Inc	132
745	*	Westmoreland Coal Co	10
8,609	*	Whiting Petroleum Corp	131
31,174		Williams Cos, Inc	1,149
3,100		World Fuel Services Corp	111
8,680	*	WPX Energy, Inc	57

		TOTAL ENERGY	55,986

FOOD & STAPLES RETAILING - 2.1%
1,284		Andersons, Inc	44
1,399		Casey’s General Stores, Inc	144
776	*,e	Chefs’ Warehouse Holdings, Inc	11
18,407		Costco Wholesale Corp	2,661
47,413		CVS Health Corp	4,574
253	*,e	Fairway Group Holdings Corp	0	^
1,879	*,e	Fresh Market, Inc	42
555		Ingles Markets, Inc (Class A)	26
40,690		Kroger Co	1,468
345	*	Natural Grocers by Vitamin C	8
821		Pricesmart, Inc	63
41,789	*	Rite Aid Corp	254
1,024	*	Smart & Final Stores, Inc	16
1,696		Spartan Stores, Inc	44
6,473	*,e	Sprouts Farmers Market, Inc	137
10,836	*	Supervalu, Inc	78
24,994		Sysco Corp	974
2,109	*	United Natural Foods, Inc	102
292		Village Super Market (Class A)	7
36,025		Walgreens Boots Alliance, Inc	2,994
66,326		Wal-Mart Stores, Inc	4,301
145		Weis Markets, Inc	6
15,125		Whole Foods Market, Inc	479

		TOTAL FOOD & STAPLES RETAILING	18,433

FOOD, BEVERAGE & TOBACCO - 4.8%
136		Alico, Inc	5
82,588		Altria Group, Inc	4,493
654	*	Amplify Snack Brands, Inc	7
26,202		Archer Daniels Midland Co	1,086
2,348		B&G Foods, Inc (Class A)	86
1,649	*	Blue Buffalo Pet Products, Inc	30
387	*	Boston Beer Co, Inc (Class A)	81
2,588	*,e	Boulder Brands, Inc	21
1,156	e	Brown-Forman Corp	124
5,122		Brown-Forman Corp (Class B)	496
6,061		Bunge Ltd	444
555		Calavo Growers, Inc	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,364	e	Cal-Maine Foods, Inc	$74
7,269		Campbell Soup Co	368
2,926	*	Castle Brands, Inc	4
199		Coca-Cola Bottling Co Consolidated	38
164,983		Coca-Cola Co	6,619
9,837		Coca-Cola Enterprises, Inc	476
18,044		ConAgra Foods, Inc	731
6,906		Constellation Brands, Inc (Class A)	865
418	*	Craft Brewers Alliance, Inc	3
7,267	*	Darling International, Inc	82
3,987		Dean Foods Co	66
1,154	*	Diamond Foods, Inc	36
8,108		Dr Pepper Snapple Group, Inc	641
288	*	Farmer Bros Co	8
7,331		Flowers Foods, Inc	181
1,315		Fresh Del Monte Produce, Inc	52
901	*,e	Freshpet, Inc	9
24,741		General Mills, Inc	1,389
4,334	*	Hain Celestial Group, Inc	224
6,158		Hershey Co	566
5,606		Hormel Foods Corp	355
3,006		Ingredion, Inc	262
649	*,e	Inventure Foods, Inc	6
431		J&J Snack Foods Corp	49
5,011		J.M. Smucker Co	572
368		John B. Sanfilippo & Son, Inc	19
10,545		Kellogg Co	702
5,456		Keurig Green Mountain, Inc	284
24,664		Kraft Heinz Co	1,741
744		Lancaster Colony Corp	72
2,170		Lance, Inc	73
1,289	*	Landec Corp	15
179	*	Lifeway Foods, Inc	2
443	e	Limoneira Co	7
5,451		McCormick & Co, Inc	448
8,554		Mead Johnson Nutrition Co	602
476		Mgp Ingredients, Inc	8
5,819		Molson Coors Brewing Co (Class B)	483
68,117		Mondelez International, Inc	2,852
6,132	*	Monster Beverage Corp	829
621	*	National Beverage Corp	19
996	*	Omega Protein Corp	17
62,069		PepsiCo, Inc	5,853
65,072		Philip Morris International, Inc	5,162
2,708	e	Pilgrim’s Pride Corp	56
4,849		Pinnacle Foods, Inc	203
2,313	*	Post Holdings, Inc	137
34,341	*	Reynolds American, Inc	1,520
887	e	Sanderson Farms, Inc	61
11	*	Seaboard Corp	34
365	*	Seneca Foods Corp	10
889	*,e	Synutra International, Inc	4
799	e	Tootsie Roll Industries, Inc	25
1,782	*	TreeHouse Foods, Inc	139
12,339		Tyson Foods, Inc (Class A)	532
821	e	Universal Corp	41
3,168	e	Vector Group Ltd	72
7,405	*	WhiteWave Foods Co (Class A)	297

		TOTAL FOOD, BEVERAGE & TOBACCO	42,893

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
338	*,e	AAC Holdings, Inc	8
1,018		Abaxis, Inc	45
62,312		Abbott Laboratories	2,506

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,811	*	Abiomed, Inc	$168
2,184	*	Acadia Healthcare Co, Inc	145
3,073	*	Accuray, Inc	15
1,212		Aceto Corp	33
255	*	Addus HomeCare Corp	8
221	*,e	Adeptus Health, Inc	18
14,524		Aetna Inc	1,589
1,657	*	Air Methods Corp	57
3,457	*	Align Technology, Inc	196
253	*	Alliance HealthCare Services, Inc	2
7,667	*	Allscripts Healthcare Solutions, Inc	95
380	*	Almost Family, Inc	15
1,243	*	Amedisys, Inc	47
9,082		AmerisourceBergen Corp	863
2,008	*	AMN Healthcare Services, Inc	60
2,050	*	Amsurg Corp	159
558		Analogic Corp	46
1,310	*	Angiodynamics, Inc	17
566	*	Anika Therapeutics, Inc	18
5,177	*,e	Antares Pharma, Inc	9
10,948		Anthem, Inc	1,533
1,670	*,e	athenahealth, Inc	223
1,229	*	AtriCure, Inc	27
69		Atrion Corp	26
3,152		Bard (C.R.), Inc	587
22,986	*	Baxter International, Inc	755
8,842		Becton Dickinson & Co	1,173
2,663	*,e	BioScrip, Inc	5
1,148	*	BioTelemetry, Inc	14
56,651	*	Boston Scientific Corp	930
7,774	*	Brookdale Senior Living, Inc	179
1,496		Cantel Medical Corp	85
1,396	*	Capital Senior Living Corp	28
13,747		Cardinal Health, Inc	1,056
1,207	*	Cardiovascular Systems, Inc	19
1,380	*,e	Castlight Health, Inc	6
5,036	*	Centene Corp	273
12,536	*	Cerner Corp	752
3,181	*,e	Cerus Corp	14
719	e	Chemed Corp	96
10,690		Cigna Corp	1,443
504	*	Civitas Solutions, Inc	12
5,064	*	Community Health Systems, Inc	217
481	e	Computer Programs & Systems, Inc	20
439	*	ConforMIS, Inc	8
1,202		Conmed Corp	57
2,033		Cooper Cos, Inc	303
1,009	*	Corindus Vascular Robotics, Inc	3
514	*	Corvel Corp	17
1,273	*	Cross Country Healthcare, Inc	17
1,413		CryoLife, Inc	14
593	*	Cutera, Inc	8
1,140	*	Cyberonics, Inc	69
943	*	Cynosure, Inc (Class A)	28
7,448	*	DaVita, Inc	539
5,876		Dentsply International, Inc	297
3,382	*	DexCom, Inc	290
1,539	*,e	Diplomat Pharmacy, Inc	44
4,508	*	Edwards Lifesciences Corp	641
308	*	EndoChoice Holdings, Inc	4
2,887	*,e	Endologix, Inc	35
1,068		Ensign Group, Inc	46
221	*,e	Entellus Medical, Inc	4
7,853	*	Envision Healthcare Holdings, Inc	289
560	*	Evolent Health, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

408	*	Exactech, Inc	$7
1,755	*	ExamWorks Group, Inc	51
28,255	*	Express Scripts Holding Co	2,288
1,637	*	Five Star Quality Care, Inc	5
973	*	Genesis Health Care, Inc	6
1,865	*,e	GenMark Diagnostics, Inc	15
305	*	Glaukos Corp	7
2,899	*	Globus Medical, Inc	60
1,091	*	Greatbatch, Inc	62
2,236	*	Haemonetics Corp	72
2,049	*	Halyard Health, Inc	58
1,683	*	Hanger Orthopedic Group, Inc	23
13,568	*	HCA Holdings, Inc	1,050
3,275	*	Health Net, Inc	197
1,522	*	HealthEquity, Inc	45
3,916		Healthsouth Corp	150
1,071	*	HealthStream, Inc	23
1,449	*	Healthways, Inc	16
752	*,e	HeartWare International, Inc	39
3,378	*	Henry Schein, Inc	448
2,407		Hill-Rom Holdings, Inc	125
3,657	*	HMS Holdings Corp	32
10,495	*	Hologic, Inc	411
6,189		Humana, Inc	1,108
604	*	ICU Medical, Inc	66
3,988	*	Idexx Laboratories, Inc	296
369	*	Imprivata, Inc	7
5,323	*	IMS Health Holdings, Inc	155
672	*	Inogen Inc	33
1,018	*,e	Inovalon Holdings, Inc	21
2,452	*	Insulet Corp	64
1,114	*	Integra LifeSciences Holdings Corp	66
1,535	*	Intuitive Surgical, Inc	705
1,548		Invacare Corp	22
3,513	*	Inverness Medical Innovations, Inc	169
1,103	*,e	InVivo Therapeutics Holdings Corp	10
769	*	IPC The Hospitalist Co, Inc	60
728	*	K2M Group Holdings, Inc	14
3,505		Kindred Healthcare, Inc	55
4,245	*	Laboratory Corp of America Holdings	460
498		Landauer, Inc	18
991	*	LDR Holding Corp	34
209		LeMaitre Vascular, Inc	3
593	*	LHC Group, Inc	27
1,926	*	LifePoint Hospitals, Inc	137
1,149	*	Magellan Health Services, Inc	64
1,900	*	Masimo Corp	73
9,685		McKesson Corp	1,792
2,613	*	MedAssets, Inc	52
2,351	*	Medidata Solutions, Inc	99
59,843		Medtronic plc	4,006
2,504	*	Merge Healthcare, Inc	18
1,883		Meridian Bioscience, Inc	32
1,836	*	Merit Medical Systems, Inc	44
1,450	*	Molina Healthcare, Inc	100
473		National Healthcare Corp	29
357	e	National Research Corp	4
1,466	*	Natus Medical, Inc	58
1,566	*	Neogen Corp	70
646	*,e	Nevro Corp	30
1,348	*,e	Nobilis Health Corp	7
2,136	*	NuVasive, Inc	103
2,725	*	NxStage Medical, Inc	43
1,563	*	Omnicell, Inc	49
2,901	*	OraSure Technologies, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

861	*	Orthofix International NV	$29
2,695		Owens & Minor, Inc	86
592	*,e	Oxford Immunotec Global plc	8
3,639		Patterson Cos, Inc	157
3,944	*	Pediatrix Medical Group, Inc	303
1,348	*	PharMerica Corp	38
1,600	*	Premier, Inc	55
444	*	Press Ganey Holdings, Inc	13
495	*	Providence Service Corp	22
1,960		Quality Systems, Inc	24
5,980		Quest Diagnostics, Inc	368
1,220	*	Quidel Corp	23
1,510	*	RadNet, Inc	8
5,894		Resmed, Inc	300
1,891	*,e	Rockwell Medical Technologies, Inc	15
2,673	*	RTI Biologics, Inc	15
371	*	SeaSpine Holdings Corp	6
489	*,e	Second Sight Medical Products, Inc	3
4,065		Select Medical Holdings Corp	44
271	*	Sientra, Inc	3
2,323	*	Sirona Dental Systems, Inc	217
1,958	*,e	Spectranetics Corp	23
11,878		St. Jude Medical, Inc	749
1,741	*,e	Staar Surgical Co	14
2,595		STERIS Corp	169
14,170		Stryker Corp	1,333
915	*	Surgical Care Affiliates, Inc	30
723	*	SurModics, Inc	16
480	*,e	Tandem Diabetes Care, Inc	4
3,085	*	Team Health Holdings, Inc	167
407	*	Teladoc, Inc	9
1,782	e	Teleflex, Inc	221
4,206	*	Tenet Healthcare Corp	155
2,291	*	Thoratec Corp	145
1,189	*,e	TransEnterix, Inc	3
1,085	*	Triple-S Management Corp (Class B)	19
703	*,e	Trupanion, Inc	5
3,641	*,e	Unilife Corp	4
39,989		UnitedHealth Group, Inc	4,639
1,661	*	Universal American Corp	11
3,813		Universal Health Services, Inc (Class B)	476
549		US Physical Therapy, Inc	25
149		Utah Medical Products, Inc	8
4,242	*	Varian Medical Systems, Inc	313
873	*	Vascular Solutions, Inc	28
3,085	*	VCA Antech, Inc	162
2,988	*	Veeva Systems, Inc	70
594	*,e	Veracyte, Inc	3
960	*	Vocera Communications, Inc	11
1,857	*	WellCare Health Plans, Inc	160
3,006		West Pharmaceutical Services, Inc	163
1,572	*	Wright Medical Group NV	32
2,200	*	Wright Medical Group, Inc	46
1,310	*	Zeltiq Aesthetics, Inc	42
7,060		Zimmer Holdings, Inc	663

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	45,375

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
18,832	e	Avon Products, Inc	61
1,891	*	Central Garden and Pet Co (Class A)	30
5,230		Church & Dwight Co, Inc	439
5,465		Clorox Co	631
37,810		Colgate-Palmolive Co	2,399
3,508	e	Coty, Inc	95
2,560		Edgewell Personal Care Co	209

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

945	*,e	Elizabeth Arden, Inc	$11
2,560		Energizer Holdings, Inc	99
8,857		Estee Lauder Cos (Class A)	715
3,010	*,e	Herbalife Ltd	164
3,579	*	HRG Group, Inc	42
735		Inter Parfums, Inc	18
15,138		Kimberly-Clark Corp	1,651
571	*	Medifast, Inc	15
325	e	Natural Health Trends Corp	11
537		Nature’s Sunshine Products, Inc	6
2,507		Nu Skin Enterprises, Inc (Class A)	103
364	*	Nutraceutical International Corp	9
255		Oil-Dri Corp of America	6
289		Orchids Paper Products Co	8
113,777		Procter & Gamble Co	8,185
575	*	Revlon, Inc (Class A)	17
1,068		Spectrum Brands, Inc	98
266	*	USANA Health Sciences, Inc	36
577		WD-40 Co	51

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,109

INSURANCE - 4.2%
13,547		ACE Ltd	1,401
18,319		Aflac, Inc	1,065
636	*	Alleghany Corp	298
4,032		Allied World Assurance Co Holdings Ltd	154
17,275		Allstate Corp	1,006
1,490	*	AMBAC Financial Group, Inc	21
2,947		American Equity Investment Life Holding Co	69
2,871		American Financial Group, Inc	198
56,311		American International Group, Inc	3,200
284		American National Insurance Co	28
810		Amerisafe, Inc	40
1,628	e	Amtrust Financial Services, Inc	102
11,903		Aon plc	1,055
5,229	*	Arch Capital Group Ltd	384
1,183		Argo Group International Holdings Ltd	67
7,085		Arthur J. Gallagher & Co	292
2,612		Aspen Insurance Holdings Ltd	121
2,863		Assurant, Inc	226
6,299		Assured Guaranty Ltd	157
493	*	Atlas Financial Holdings, Inc	9
4,272		Axis Capital Holdings Ltd	229
422		Baldwin & Lyons, Inc (Class B)	9
77,930	*	Berkshire Hathaway, Inc (Class B)	10,162
4,884		Brown & Brown, Inc	151
9,735		Chubb Corp	1,194
6,937		Cincinnati Financial Corp	373
2,162	*,e	Citizens, Inc (Class A)	16
1,136		CNA Financial Corp	40
8,300		Conseco, Inc	156
1,190		Crawford & Co (Class B)	7
406		Donegal Group, Inc (Class A)	6
252		EMC Insurance Group, Inc	6
1,381		Employers Holdings, Inc	31
2,699		Endurance Specialty Holdings Ltd	165
285	*	Enstar Group Ltd	43
1,077		Erie Indemnity Co (Class A)	89
1,877		Everest Re Group Ltd	325
441		FBL Financial Group, Inc (Class A)	27
485		Federated National Holding Co	12
630		Fidelity & Guaranty Life	15
4,733		First American Financial Corp	185
11,852		FNF Group	420
21,064	*	Genworth Financial, Inc (Class A)	97

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,299	*	Greenlight Capital Re Ltd (Class A)	$29
368	*	Hallmark Financial Services	4
1,862		Hanover Insurance Group, Inc	145
17,743		Hartford Financial Services Group, Inc	812
3,854		HCC Insurance Holdings, Inc	299
290		HCI Group, Inc	11
838	*	Heritage Insurance Holdings, Inc	16
1,816		Horace Mann Educators Corp	60
392		Independence Holding Co	5
572		Infinity Property & Casualty Corp	46
474		James River Group Holdings Ltd	13
212		Kansas City Life Insurance Co	10
2,004		Kemper Corp	71
10,695		Lincoln National Corp	508
13,139		Loews Corp	475
2,294	e	Maiden Holdings Ltd	32
587	*	Markel Corp	471
22,203		Marsh & McLennan Cos, Inc	1,159
6,479	*	MBIA, Inc	39
1,146		Mercury General Corp	58
39,563		Metlife, Inc	1,865
1,590		National General Holdings Corp	31
224		National Interstate Corp	6
27		National Western Life Insurance Co (Class A)	6
470	*	Navigators Group, Inc	37
11,046		Old Republic International Corp	173
1,061		OneBeacon Insurance Group Ltd (Class A)	15
1,949		PartnerRe Ltd	271
378	*	Patriot National, Inc	6
1,790		Primerica, Inc	81
12,365		Principal Financial Group	585
1,922		ProAssurance Corp	94
24,638		Progressive Corp	755
19,131		Prudential Financial, Inc	1,458
2,824		Reinsurance Group of America, Inc (Class A)	256
1,799		RenaissanceRe Holdings Ltd	191
1,944		RLI Corp	104
678		Safety Insurance Group, Inc	37
2,545		Selective Insurance Group, Inc	79
1,810		Stancorp Financial Group, Inc	207
630		State Auto Financial Corp	14
1,279		State National Cos, Inc	12
1,090		Stewart Information Services Corp	45
3,316		Symetra Financial Corp	105
3,060	*	Third Point Reinsurance Ltd	41
5,476		Torchmark Corp	309
13,255		Travelers Cos, Inc	1,319
417	*	United America Indemnity Ltd	11
1,001		United Fire & Casualty Co	35
739		United Insurance Holdings Corp	10
1,340		Universal Insurance Holdings, Inc	40
10,536		UnumProvident Corp	338
3,531		Validus Holdings Ltd	159
4,187		W.R. Berkley Corp	228
254		White Mountains Insurance Group Ltd	190
12,941		XL Capital Ltd	470

		TOTAL INSURANCE	37,497

MATERIALS - 3.1%
1,236		A. Schulman, Inc	40
226	*	AEP Industries, Inc	13
9,007		Air Products & Chemicals, Inc	1,149
2,869		Airgas, Inc	256
4,747		Albemarle Corp	209
55,032		Alcoa, Inc	532

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,614		Allegheny Technologies, Inc	$65
1,339		American Vanguard Corp	15
2,561		Aptargroup, Inc	169
2,874		Ashland, Inc	289
3,846		Avery Dennison Corp	218
4,250	*	Axalta Coating Systems Ltd	108
2,975		Axiall Corp	47
1,365		Balchem Corp	83
5,827		Ball Corp	362
4,123		Bemis Co, Inc	163
4,981	*	Berry Plastics Group, Inc	150
1,581	*	Boise Cascade Co	40
864		Brush Engineered Materials, Inc	26
2,677		Cabot Corp	85
2,460		Calgon Carbon Corp	38
2,123		Carpenter Technology Corp	63
6,474		Celanese Corp (Series A)	383
2,103	*,e	Century Aluminum Co	10
9,990		CF Industries Holdings, Inc	449
340		Chase Corp	13
7,648		Chemours Co	50
2,843	*	Chemtura	81
724	*	Clearwater Paper Corp	34
2,919	e	Cliffs Natural Resources, Inc	7
5,677	*,e	Coeur Mining, Inc	16
4,903		Commercial Metals Co	66
1,427		Compass Minerals International, Inc	112
277	*	Core Molding Technologies, Inc	5
5,868	*	Crown Holdings, Inc	268
2,925		Cytec Industries, Inc	216
507		Deltic Timber Corp	30
2,686		Domtar Corp	96
48,693		Dow Chemical Co	2,065
37,746		Du Pont (E.I.) de Nemours & Co	1,819
2,148		Eagle Materials, Inc	147
6,276		Eastman Chemical Co	406
11,148		Ecolab, Inc	1,223
3,191	*	Ferro Corp	35
1,324	*,e	Flotek Industries, Inc	22
5,654		FMC Corp	192
44,037		Freeport-McMoRan Copper & Gold, Inc (Class B)	427
954		FutureFuel Corp	9
1,827		Glatfelter	31
2,943		Globe Specialty Metals, Inc	36
14,280		Graphic Packaging Holding Co	183
1,405		Greif, Inc (Class A)	45
2,138		H.B. Fuller Co	73
459		Hawkins, Inc	18
501		Haynes International, Inc	19
3,320	*	Headwaters, Inc	62
14,157	e	Hecla Mining Co	28
2,056	*,e	Horsehead Holding Corp	6
8,646		Huntsman Corp	84
877		Innophos Holdings, Inc	35
1,128		Innospec, Inc	52
3,379		International Flavors & Fragrances, Inc	349
17,778		International Paper Co	672
2,641	*	Intrepid Potash, Inc	15
722		Kaiser Aluminum Corp	58
3,744		Kapstone Paper and Packaging Corp	62
329		KMG Chemicals, Inc	6
952		Koppers Holdings, Inc	19
1,394	*	Kraton Polymers LLC	25
1,114	e	Kronos Worldwide, Inc	7
6,291	*	Louisiana-Pacific Corp	90

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

901	*	LSB Industries, Inc	$14
15,964		LyondellBasell Industries AF S.C.A	1,331
2,851		Martin Marietta Materials, Inc	433
1,470		Minerals Technologies, Inc	71
20,109		Monsanto Co	1,716
14,524		Mosaic Co	452
1,165		Myers Industries, Inc	16
743		Neenah Paper, Inc	43
364		NewMarket Corp	130
21,130		Newmont Mining Corp	340
13,570		Nucor Corp	510
3,268	e	Olin Corp	55
529		Olympic Steel, Inc	5
1,333		OM Group, Inc	44
2,250	*	Omnova Solutions, Inc	12
6,940	*	Owens-Illinois, Inc	144
4,130		Packaging Corp of America	248
4,983	*	Platform Specialty Products Corp	63
3,765		PolyOne Corp	110
11,485		PPG Industries, Inc	1,007
12,178		Praxair, Inc	1,240
610		Quaker Chemical Corp	47
1,981	e	Rayonier Advanced Materials, Inc	12
1,041	*,e	Real Industry, Inc	9
3,130		Reliance Steel & Aluminum Co	169
1,146	*	Rentech, Inc	6
2,719		Royal Gold, Inc	128
5,631		RPM International, Inc	236
1,183		Schnitzer Steel Industries, Inc (Class A)	16
1,285		Schweitzer-Mauduit International, Inc	44
1,899		Scotts Miracle-Gro Co (Class A)	116
8,882		Sealed Air Corp	416
1,854	*,e	Senomyx, Inc	8
1,971		Sensient Technologies Corp	121
3,391		Sherwin-Williams Co	755
4,975		Sigma-Aldrich Corp	691
1,724		Silgan Holdings, Inc	90
4,152		Sonoco Products Co	157
4,823	e	Southern Copper Corp (NY)	129
10,024		Steel Dynamics, Inc	172
834		Stepan Co	35
5,293	*,e	Stillwater Mining Co	55
1,081	*	Summit Materials, Inc	20
2,967		SunCoke Energy, Inc	23
6,716		Tahoe Resources, Inc	52
1,733	e	TimkenSteel Corp	18
970	*	Trecora Resources	12
1,164		Tredegar Corp	15
422	*,e	Trinseo S.A.	11
2,723		Tronox Ltd	12
66		United States Lime & Minerals, Inc	3
6,022	e	United States Steel Corp	63
545	*	US Concrete, Inc	26
3,434	e	Valspar Corp	247
5,550		Vulcan Materials Co	495
1,708		Wausau Paper Corp	11
1,703		Westlake Chemical Corp	88
11,005		WestRock Co	566
1,910	*	Worthington Industries, Inc	51
3,109	*	WR Grace & Co	289

		TOTAL MATERIALS	27,674

MEDIA - 3.2%
922		AMC Entertainment Holdings, Inc	23
2,529	*	AMC Networks, Inc	185
148	*	Cable One, Inc	62

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,707		Cablevision Systems Corp (Class A)	$283
1,014	*	Carmike Cinemas, Inc	20
20,373		CBS Corp (Class B)	813
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	7
3,067	*,e	Charter Communications, Inc	539
4,956		Cinemark Holdings, Inc	161
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	12
89,216		Comcast Corp (Class A)	5,075
15,882		Comcast Corp (Special Class A)	909
1,802	*	Crown Media Holdings, Inc (Class A)	10
46	*,e	Daily Journal Corp	9
6,583	*,e	Discovery Communications, Inc (Class A)	171
11,578	*	Discovery Communications, Inc (Class C)	281
9,133	*	DISH Network Corp (Class A)	533
3,294	*	DreamWorks Animation SKG, Inc (Class A)	57
1,252	*	Entercom Communications Corp (Class A)	13
2,637		Entravision Communications Corp (Class A)	18
1,183	*,e	Eros International plc	32
2,606		EW Scripps Co (Class A)	46
4,815		Gannett Co, Inc	71
1,656	*,e	Global Eagle Entertainment, Inc	19
2,680	*	Gray Television, Inc	34
2,075		Harte-Hanks, Inc	7
408	*,e	Hemisphere Media Group, Inc	6
2,551	*,e	Imax Corp	86
17,454		Interpublic Group of Cos, Inc	334
1,843		John Wiley & Sons, Inc (Class A)	92
900		Journal Media Group, Inc	7
1,046	*	Liberty Broadband Corp (Class A)	54
2,721	*	Liberty Broadband Corp (Class C)	139
4,289	*	Liberty Media Corp	153
8,370	*	Liberty Media Corp (Class C)	288
4,001		Lions Gate Entertainment Corp	147
6,325	*	Live Nation, Inc	152
546	*	Loral Space & Communications, Inc	26
2,602	*	Madison Square Garden, Inc	188
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	9
1,932		MDC Partners, Inc	36
4,057	*,e	Media General, Inc	57
1,642		Meredith Corp	70
808		Morningstar, Inc	65
2,714		National CineMedia, Inc	36
1,709		New Media Investment Group, Inc	26
5,841		New York Times Co (Class A)	69
16,212	*	News Corp	205
4,202		News Corp (Class B)	54
1,355		Nexstar Broadcasting Group, Inc (Class A)	64
10,313		Omnicom Group, Inc	680
787	*	Reading International, Inc	10
3,573	e	Regal Entertainment Group (Class A)	67
475	*,e	Rentrak Corp	26
216		Saga Communications, Inc	7
1,212		Scholastic Corp	47
3,912	e	Scripps Networks Interactive (Class A)	192
2,960	e	Sinclair Broadcast Group, Inc (Class A)	75
98,328	*	Sirius XM Holdings, Inc	368
1,322	*	Sizmek, Inc	8
3,633	*	Starz-Liberty Capital	136
9,631		TEGNA, Inc	216
13,924		Thomson Corp	561
11,804		Time Warner Cable, Inc	2,117
34,468		Time Warner, Inc	2,370
4,634		Time, Inc	88
322	*	Townsquare Media, Inc	3
3,400		Tribune Co	121

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,096	e	Tribune Publishing Co	$9
52,239		Twenty-First Century Fox, Inc	1,409
20,168		Twenty-First Century Fox, Inc (Class B)	546
411		Viacom, Inc	18
14,633		Viacom, Inc (Class B)	631
71,416		Walt Disney Co	7,299
1,281	e	World Wrestling Entertainment, Inc (Class A)	22

		TOTAL MEDIA	28,779

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
69,533		AbbVie, Inc	3,783
3,424	*	Acadia Pharmaceuticals, Inc	113
987	*,e	Accelerate Diagnostics, Inc	16
922	*	Acceleron Pharma, Inc	23
4,428	*,e	Achillion Pharmaceuticals, Inc	31
1,860	*	Acorda Therapeutics, Inc	49
420	*	Adamas Pharmaceuticals, Inc	7
355	*,e	Aduro Biotech, Inc	7
1,291	*,e	Advaxis, Inc	13
1,318	*,e	Aegerion Pharmaceuticals, Inc	18
844	*,e	Aerie Pharmaceuticals, Inc	15
628	*,e	Affimed NV	4
3,307	*	Affymetrix, Inc	28
2,830	*	Agenus, Inc	13
14,059		Agilent Technologies, Inc	483
1,096	*,e	Agios Pharmaceuticals, Inc	77
469	*	Aimmune Therapeutics, Inc	12
1,027	*,e	Akebia Therapeutics, Inc	10
3,320	*	Akorn, Inc	95
1,060	*,e	Albany Molecular Research, Inc	18
879	*	Alder Biopharmaceuticals, Inc	29
9,100	*	Alexion Pharmaceuticals, Inc	1,423
818	*,e	Alimera Sciences, Inc	2
6,349	*	Alkermes plc	372
16,493	*	Allergan plc	4,483
3,137	*	Alnylam Pharmaceuticals, Inc	252
1,291	*	AMAG Pharmaceuticals, Inc	51
31,955		Amgen, Inc	4,420
4,091	*	Amicus Therapeutics, Inc	57
1,331	*,e	Amphastar Pharmaceuticals, Inc	16
1,730	*	Anacor Pharmaceuticals, Inc	204
292	*,e	ANI Pharmaceuticals, Inc	12
1,485	*	Anthera Pharmaceuticals, Inc	9
216	*	Applied Genetic Technologies Corp	3
1,104	*	Aratana Therapeutics, Inc	9
531	*	Ardelyx, Inc	9
9,609	*,e	Arena Pharmaceuticals, Inc	18
7,383	*	Ariad Pharmaceuticals, Inc	43
5,359	*,e	Array Biopharma, Inc	24
2,299	*,e	Arrowhead Research Corp	13
596	*	Assembly Biosciences, Inc	6
607	*,e	Atara Biotherapeutics, Inc	19
272	*,e	aTyr Pharma, Inc	3
853	*,e	Avalanche Biotechnologies, Inc	7
596	*	Axovant Sciences Ltd	8
22,986	*	Baxalta, Inc	724
351	*,e	Bellicum Pharmaceuticals, Inc	5
3,132	*,e	BioCryst Pharmaceuticals, Inc	36
1,429	*,e	BioDelivery Sciences International, Inc	8
9,870	*	Biogen Idec, Inc	2,880
6,771	*	BioMarin Pharmaceutical, Inc	713
871	*	Bio-Rad Laboratories, Inc (Class A)	117
213	*	Biospecifics Technologies Corp	9
1,693		Bio-Techne Corp	157
1,108	*,e	BioTime, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,388	*	Bluebird Bio, Inc	$119
383	*,e	Blueprint Medicines Corp	8
70,042		Bristol-Myers Squibb Co	4,147
4,716	*	Bruker BioSciences Corp	77
1,384	*	Cambrex Corp	55
704	*	Cara Therapeutics Inc	10
3,529	*	Catalent, Inc	86
3,245	*,e	Catalyst Pharmaceuticals, Inc	10
33,358	*	Celgene Corp	3,608
4,172	*	Celldex Therapeutics, Inc	44
412	*	Cellular Biomedicine Group, Inc	7
1,345	*	Cempra, Inc	37
3,076	*	Cepheid, Inc	139
2,091	*	Charles River Laboratories International, Inc	133
1,103	*	ChemoCentryx, Inc	7
307	*	Chiasma, Inc	6
1,747	*	Chimerix, Inc	67
1,094	*	Clovis Oncology, Inc	101
994	*	Coherus Biosciences, Inc	20
280	*	Collegium Pharmaceutical, Inc	6
642	*	Concert Pharmaceuticals Inc	12
2,638	*,e	Corcept Therapeutics, Inc	10
360	*	Corium International, Inc	3
1,266	*,e	CorMedix, Inc	3
4,964	*,e	CTI BioPharma Corp	7
4,829	*,e	Curis, Inc	10
1,140	*	Cytokinetics, Inc	8
2,438	*,e	CytRx Corp	6
2,577	*	Depomed, Inc	49
543	*	Dermira, Inc	13
665	*	Dicerna Pharmaceuticals Inc	5
4,800	*	Durect Corp	9
6,139	*	Dyax Corp	117
1,160	*	Dynavax Technologies Corp	28
364	*,e	Eagle Pharmaceuticals, Inc	27
41,127		Eli Lilly & Co	3,442
1,234	*	Emergent Biosolutions, Inc	35
648	*,e	Enanta Pharmaceuticals, Inc	23
8,788	*	Endo International plc	609
1,449	*,e	Endocyte, Inc	7
1,244	*,e	Epizyme, Inc	16
554	*,e	Esperion Thereapeutics, Inc	13
3,648	*,e	Exact Sciences Corp	66
8,337	*,e	Exelixis, Inc	47
1,034	*,e	Fibrocell Science, Inc	4
2,028	*	FibroGen, Inc	44
731	*	Five Prime Therapeutics, Inc	11
587	*,e	Flexion Therapeutics Inc	9
1,247	*,e	Fluidigm Corp	10
940	*	Foamix Pharmaceuticals Ltd	7
507	*,e	Foundation Medicine, Inc	9
6,674	*,e	Galena Biopharma, Inc	11
748	*,e	Genocea Biosciences Inc	5
810	*,e	Genomic Health, Inc	17
6,445	*,e	Geron Corp	18
61,828		Gilead Sciences, Inc	6,071
290	*	Global Blood Therapeutics, Inc	12
4,607	*,e	Halozyme Therapeutics, Inc	62
438	*	Harvard Bioscience, Inc	2
1,036	*,e	Heron Therapeutics, Inc	25
236	*	Heska Corp	7
2,542	*	Idera Pharmaceuticals, Inc	9
1,333	*,e	IGI Laboratories, Inc	9
787	*,e	Ignyta, Inc	7
6,086	*	Illumina, Inc	1,070

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

484	*	Immune Design Corp	$6
3,866	*	Immunogen, Inc	37
3,543	*,e	Immunomedics, Inc	6
3,085	*	Impax Laboratories, Inc	109
545	*	INC Research Holdings, Inc	22
6,606	*	Incyte Corp	729
2,197	*	Infinity Pharmaceuticals, Inc	19
2,690	*,e	Inovio Pharmaceuticals, Inc	16
2,595	*	Insmed, Inc	48
998	*,e	Insys Therapeutics, Inc	28
673	*,e	Intercept Pharmaceuticals, Inc	112
585	*	Intersect ENT, Inc	14
929	*	Intra-Cellular Therapies, Inc	37
1,960	*,e	Intrexon Corp	62
5,284	*	Ironwood Pharmaceuticals, Inc	55
5,139	*,e	Isis Pharmaceuticals, Inc	208
2,591	*	Jazz Pharmaceuticals plc	344
116,281		Johnson & Johnson	10,855
427	*,e	Juno Therapeutics, Inc	17
988	*,e	Karyopharm Therapeutics, Inc	10
4,356	*,e	Keryx Biopharmaceuticals, Inc	15
1,223	*,e	Kite Pharma, Inc	68
1,089	*	KYTHERA Biopharmaceuticals, Inc	82
486	*	La Jolla Pharmaceutical Co	13
1,137	*,e	Lannett Co, Inc	47
1,510	*,e	Lexicon Pharmaceuticals, Inc	16
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	66
1,951	*	Lion Biotechnologies, Inc	11
353	*,e	Loxo Oncology, Inc	6
1,879	*	Luminex Corp	32
1,177	*	MacroGenics, Inc	25
4,937	*	Mallinckrodt plc	316
10,048	*,e	MannKind Corp	32
712	*	Medgenics, Inc	6
2,880	*,e	Medicines Co	109
6,696	*	Medivation, Inc	285
118,994		Merck & Co, Inc	5,877
4,612	*,e	Merrimack Pharmaceuticals, Inc	39
1,180	*	Mettler-Toledo International, Inc	336
4,566	*,e	MiMedx Group, Inc	44
332	*	Mirati Therapeutics, Inc	11
2,562	*	Momenta Pharmaceuticals, Inc	42
17,754	*,e	Mylan NV	715
3,039	*,e	Myriad Genetics, Inc	114
460	*,e	NanoString Technologies, Inc	7
280	*	NantKwest, Inc	3
424	*	Natera, Inc	5
4,406	*,e	Navidea Biopharmceuticals, Inc	10
5,532	*,e	Nektar Therapeutics	61
2,201	*	NeoGenomics, Inc	13
234	*	Neos Therapeutics, Inc	5
3,617	*	Neurocrine Biosciences, Inc	144
866	*,e	NewLink Genetics Corp	31
1,597	*,e	Northwest Biotherapeutics, Inc	10
11,296	*	Novavax, Inc	80
1,487	*,e	Ocata Therapeutics, Inc	6
543	*	Ocular Therapeutix, Inc	8
1,496	*,e	Omeros Corp	16
542	*	OncoMed Pharmaceuticals, Inc	9
4,319	*	Oncothyreon, Inc	12
996	*	Ophthotech Corp	40
12,967	*,e	Opko Health, Inc	109
4,355	*,e	Orexigen Therapeutics, Inc	9
2,776	*,e	Organovo Holdings, Inc	7
807	*,e	Osiris Therapeutics, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

644	*	Otonomy, Inc	$11
1,035	*,e	OvaScience, Inc	9
2,513	*,e	Pacific Biosciences of California, Inc	9
1,577	*	Pacira Pharmaceuticals, Inc	65
529		Paratek Pharmaceuticals, Inc	10
2,297	*	Parexel International Corp	142
7,108	e	PDL BioPharma, Inc	36
6,277	*,e	Peregrine Pharmaceuticals, Inc	6
4,771	*	PerkinElmer, Inc	219
1,426	*,e	Pernix Therapeutics Holdings, Inc	4
6,179		Perrigo Co plc	972
694	*	Pfenex, Inc	10
259,298		Pfizer, Inc	8,145
638		Phibro Animal Health Corp	20
1,961	*	Portola Pharmaceuticals, Inc	84
1,425	e	Pozen, Inc	8
785	*	PRA Health Sciences, Inc	30
2,249	*	Prestige Brands Holdings, Inc	102
2,427	*,e	Progenics Pharmaceuticals, Inc	14
308	*,e	Proteon Therapeutics, Inc	4
1,315	*	Prothena Corp plc	60
1,436	*	PTC Therapeutics, Inc	38
1,018	*	Puma Biotechnology, Inc	77
10,163	*	Qiagen NV (NASDAQ)	262
3,347	*	Quintiles Transnational Holdings, Inc	233
1,230	*	Radius Health, Inc	85
3,398	*	Raptor Pharmaceutical Corp	21
3,275	*	Regeneron Pharmaceuticals, Inc	1,523
1,210	*,e	Regulus Therapeutics, Inc	8
1,376	*	Relypsa, Inc	25
1,493	*	Repligen Corp	42
1,469	*	Retrophin, Inc	30
670	*,e	Revance Therapeutics, Inc	20
3,471	*	Rigel Pharmaceuticals, Inc	9
588	*	Sage Therapeutics, Inc	25
978	*	Sagent Pharmaceuticals	15
3,004	*	Sangamo Biosciences, Inc	17
1,786	*,e	Sarepta Therapeutics, Inc	57
2,435	*	Sciclone Pharmaceuticals, Inc	17
4,085	*,e	Seattle Genetics, Inc	158
4,993	*,e	Sequenom, Inc	9
361	*	Seres Therapeutics, Inc	11
1,189	*	Sorrento Therapeutics, Inc	10
332	*,e	Spark Therapeutics, Inc	14
2,652	*,e	Spectrum Pharmaceuticals, Inc	16
414	*	Stemline Therapeutics, Inc	4
1,048	*	Sucampo Pharmaceuticals, Inc (Class A)	21
1,275	*	Supernus Pharmaceuticals, Inc	18
4,170	*,e	Synergy Pharmaceuticals, Inc	22
3,845	*,e	Synta Pharmaceuticals Corp	7
383	*	T2 Biosystems, Inc	3
980	*,e	TESARO, Inc	39
1,526	*,e	Tetraphase Pharmaceuticals, Inc	11
1,516	*,e	TG Therapeutics, Inc	15
5,360	*,e	TherapeuticsMD, Inc	31
956	*	Theravance Biopharma, Inc	11
3,648	e	Theravance, Inc	26
16,610		Thermo Electron Corp	2,031
2,098	*,e	Threshold Pharmaceuticals, Inc	9
430	*,e	Tokai Pharmaceuticals, Inc	4
1,044	*	Trevena, Inc	11
1,024	*,e	Trovagene, Inc	6
1,517	*	Ultragenyx Pharmaceutical, Inc	146
1,990	*	United Therapeutics Corp	261
1,501	*,e	Vanda Pharmaceuticals, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,371	*,e	Verastem, Inc	$2
946	*	Versartis, Inc	11
10,299	*	Vertex Pharmaceuticals, Inc	1,073
543	*,e	Vitae Pharmaceuticals, Inc	6
702	*,e	Vital Therapies, Inc	3
4,844	*,e	Vivus, Inc	8
1,150	*,e	VWR Corp	30
3,491	*	Waters Corp	413
1,194	*	Xencor Inc	15
2,448	*	Xenoport, Inc	8
704	*,e	Zafgen, Inc	22
4,815	*,e	ZIOPHARM Oncology, Inc	43
21,213		Zoetis Inc	874
845	*,e	Zogenix, Inc	11
771	*	ZS Pharma, Inc	51

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	81,216

REAL ESTATE - 4.2%
2,898		Acadia Realty Trust	87
755		AG Mortgage Investment Trust	12
729		Agree Realty Corp	22
2,153		Alexander & Baldwin, Inc	74
89		Alexander’s, Inc	33
3,080		Alexandria Real Estate Equities, Inc	261
63	*	Altisource Asset Management Corp	2
646	*	Altisource Portfolio Solutions S.A.	15
2,533	e	Altisource Residential Corp	35
1,470		American Assets Trust, Inc	60
4,716		American Campus Communities, Inc	171
14,448		American Capital Agency Corp	270
1,755		American Capital Mortgage, Inc	26
6,908		American Homes 4 Rent	111
1,408		American Residential Properties, Inc	24
17,891		American Tower Corp	1,574
39,655		Annaly Capital Management, Inc	391
4,519		Anworth Mortgage Asset Corp	22
6,612		Apartment Investment & Management Co (Class A)	245
2,227		Apollo Commercial Real Estate Finance, Inc	35
7,739	e	Apple Hospitality REIT, Inc	144
1,288		Ares Commercial Real Estate Corp	15
719		Armada Hoffler Properties, Inc	7
1,867	*	ARMOUR Residential REIT, Inc	37
1,249		Ashford Hospitality Prime, Inc	18
3,090		Ashford Hospitality Trust, Inc	19
454	*	AV Homes, Inc	6
5,605		AvalonBay Communities, Inc	980
8,551		BioMed Realty Trust, Inc	171
769	e	Bluerock Residential Growth REIT, Inc	9
6,515		Boston Properties, Inc	771
7,513		Brandywine Realty Trust	93
7,301		Brixmor Property Group, Inc	171
3,666		Camden Property Trust	271
2,582		Campus Crest Communities, Inc	14
4,058		Capstead Mortgage Corp	40
3,493		Care Capital Properties, Inc	115
1,204		CareTrust REIT, Inc	14
1,667		CatchMark Timber Trust Inc	17
7,059		CBL & Associates Properties, Inc	97
12,093	*	CBRE Group, Inc	387
3,595		Cedar Shopping Centers, Inc	22
10,009		Chambers Street Properties	65
1,627		Chatham Lodging Trust	35
2,532		Chesapeake Lodging Trust	66
8,702		Chimera Investment Corp	116
4,557		Colony Financial, Inc	89

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,267		Columbia Property Trust, Inc	$122
5,125		Communications Sales & Leasing, Inc	92
267		Consolidated-Tomoka Land Co	13
1,380	e	CorEnergy Infrastructure Trust, Inc	6
958		Coresite Realty	49
3,989		Corporate Office Properties Trust	84
4,821		Corrections Corp of America	142
8,737		Cousins Properties, Inc	81
14,164		Crown Castle International Corp	1,117
7,019		CubeSmart	191
2,252		CyrusOne, Inc	74
6,587		CYS Investments, Inc	48
3,638		DCT Industrial Trust, Inc	122
12,989		DDR Corp	200
8,448		DiamondRock Hospitality Co	93
5,816	e	Digital Realty Trust, Inc	380
6,186		Douglas Emmett, Inc	178
14,712		Duke Realty Corp	280
2,719		DuPont Fabros Technology, Inc	70
2,653	e	Dynex Capital, Inc	17
566		Easterly Government Properties, Inc	9
1,377		EastGroup Properties, Inc	75
2,020		Education Realty Trust, Inc	67
4,678		Empire State Realty Trust, Inc	80
2,373		Entertainment Properties Trust	122
2,405		Equinix, Inc	658
5,339	*	Equity Commonwealth	145
3,627		Equity Lifestyle Properties, Inc	212
3,096		Equity One, Inc	75
15,388		Equity Residential	1,156
2,760		Essex Property Trust, Inc	617
4,978		Extra Space Storage, Inc	384
2,946		Federal Realty Investment Trust	402
5,675		FelCor Lodging Trust, Inc	40
4,909		First Industrial Realty Trust, Inc	103
2,547		First Potomac Realty Trust	28
9,243	*	Forest City Enterprises, Inc (Class A)	186
1,413	*,e	Forestar Real Estate Group, Inc	19
4,124		Franklin Street Properties Corp	44
309	*	FRP Holdings, Inc	9
3,679		Gaming and Leisure Properties, Inc	109
24,462		General Growth Properties, Inc	635
3,158		Geo Group, Inc	94
1,193		Getty Realty Corp	19
881		Gladstone Commercial Corp	12
2,836	e	Government Properties Income Trust	45
2,408		Gramercy Property Trust, Inc	50
1,379	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	24
4,112		Hatteras Financial Corp	62
19,492		HCP, Inc	726
4,129		Healthcare Realty Trust, Inc	103
5,217		Healthcare Trust of America, Inc	128
2,163		Hersha Hospitality Trust	49
3,988		Highwoods Properties, Inc	155
2,450		Home Properties, Inc	183
6,332		Hospitality Properties Trust	162
32,053		Host Marriott Corp	507
1,676	*	Howard Hughes Corp	192
3,138		Hudson Pacific Properties	90
1,375	e	Independence Realty Trust, Inc	10
4,329		Inland Real Estate Corp	35
5,430		Invesco Mortgage Capital, Inc	66
4,600		Investors Real Estate Trust	36
8,867		Iron Mountain, Inc	275
3,598	*	iStar Financial, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,921		Jones Lang LaSalle, Inc	$276
3,921		Kennedy-Wilson Holdings, Inc	87
3,723		Kilroy Realty Corp	243
17,453		Kimco Realty Corp	426
3,499		Kite Realty Group Trust	83
1,670		Ladder Capital Corp	24
3,450		Lamar Advertising Co	180
4,777		LaSalle Hotel Properties	136
9,098		Lexington Realty Trust	74
6,306		Liberty Property Trust	199
1,589		LTC Properties, Inc	68
6,679		Macerich Co	513
3,534		Mack-Cali Realty Corp	67
569	*	Marcus & Millichap, Inc	26
8,614		Medical Properties Trust, Inc	95
15,586		MFA Mortgage Investments, Inc	106
3,186		Mid-America Apartment Communities, Inc	261
2,597		Monmouth Real Estate Investment Corp (Class A)	25
6,986		Monogram Residential Trust, Inc	65
1,549		National Health Investors, Inc	89
5,643		National Retail Properties, Inc	205
1,004		National Storage Affiliates Trust	14
8,336		New Residential Investment Corp	109
2,762		New Senior Investment Group, Inc	29
4,058	e	New York Mortgage Trust, Inc	22
4,389	*	New York REIT, Inc	44
822	e	NexPoint Residential Trust, Inc	11
14,622		NorthStar Realty Finance Corp	181
7,718		Omega Healthcare Investors, Inc	271
567		One Liberty Properties, Inc	12
387	e	Orchid Island Capital, Inc	4
5,803		Outfront Media, Inc	121
7,444		Paramount Group, Inc	125
3,509		Parkway Properties, Inc	55
3,039		Pebblebrook Hotel Trust	108
3,002		Pennsylvania REIT	60
2,603		Pennymac Mortgage Investment Trust	40
2,962		Physicians Realty Trust	45
6,792		Piedmont Office Realty Trust, Inc	122
7,355		Plum Creek Timber Co, Inc	291
2,300		Post Properties, Inc	134
1,723		Potlatch Corp	50
971		Preferred Apartment Communities, Inc	11
22,108		Prologis, Inc	860
819		PS Business Parks, Inc	65
5,991		Public Storage, Inc	1,268
1,013		QTS Realty Trust, Inc	44
3,606		RAIT Investment Trust	18
3,360		Ramco-Gershenson Properties	50
5,353		Rayonier, Inc	118
370		Re/Max Holdings, Inc	13
6,259	*	Realogy Holdings Corp	236
9,793	e	Realty Income Corp	464
3,754		Redwood Trust, Inc	52
4,031		Regency Centers Corp	251
1,443	e	Resource Capital Corp	16
3,984		Retail Opportunities Investment Corp	66
10,028		Retail Properties of America, Inc	141
2,322		Rexford Industrial Realty, Inc	32
5,656		RLJ Lodging Trust	143
1,626		Rouse Properties, Inc	25
1,915		Ryman Hospitality Properties	94
2,491		Sabra Healthcare REIT, Inc	58
330		Saul Centers, Inc	17
2,393		Select Income REIT	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,605		Senior Housing Properties Trust	$156
1,684		Silver Bay Realty Trust Corp	27
12,992		Simon Property Group, Inc	2,387
4,214		SL Green Realty Corp	456
1,504		Sovran Self Storage, Inc	142
18,574		Spirit Realty Capital, Inc	170
2,290	*,e	St. Joe Co	44
2,739		STAG Industrial, Inc	50
10,038		Starwood Property Trust, Inc	206
1,712	e	Starwood Waypoint Residential Trust	41
1,337		STORE Capital Corp	28
11,666	*	Strategic Hotels & Resorts, Inc	161
3,813		Summit Hotel Properties, Inc	45
1,962		Sun Communities, Inc	133
8,803		Sunstone Hotel Investors, Inc	116
3,910		Tanger Factory Outlet Centers, Inc	129
2,649		Taubman Centers, Inc	183
695	*	Tejon Ranch Co	15
1,821		Terreno Realty Corp	36
15,470		Two Harbors Investment Corp	136
10,915		UDR, Inc	376
507		UMH Properties, Inc	5
1,285	e	United Development Funding IV	23
575		Universal Health Realty Income Trust	27
3,855		Urban Edge Properties	83
1,188		Urstadt Biddle Properties, Inc (Class A)	22
13,973		Ventas, Inc	783
34,306	*	VEREIT, Inc	265
7,991		Vornado Realty Trust	723
3,060	e	Washington REIT	76
5,234		Weingarten Realty Investors	173
14,996		Welltower, Inc	1,016
1,871	e	Western Asset Mortgage Capital Corp	24
21,885		Weyerhaeuser Co	598
976		Whitestone REIT	11
4,380		WP Carey, Inc	253
7,930		WP GLIMCHER, Inc	92
4,720	e	Xenia Hotels & Resorts, Inc	82

		TOTAL REAL ESTATE	37,337

RETAILING - 5.1%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	11
2,730		Aaron’s, Inc	99
2,948	e	Abercrombie & Fitch Co (Class A)	62
3,092		Advance Auto Parts, Inc	586
16,000	*	Amazon.com, Inc	8,190
7,938	e	American Eagle Outfitters, Inc	124
367	*	America’s Car-Mart, Inc	12
1,131	*	Asbury Automotive Group, Inc	92
7,267	*	Ascena Retail Group, Inc	101
2,914	*	Autonation, Inc	170
1,284	*	AutoZone, Inc	929
1,364	*	Barnes & Noble Education, Inc	17
2,159		Barnes & Noble, Inc	26
1,533	e	Bebe Stores, Inc	1
6,832	*	Bed Bath & Beyond, Inc	390
12,623		Best Buy Co, Inc	469
824		Big 5 Sporting Goods Corp	9
2,215		Big Lots, Inc	106
645	*	Blue Nile, Inc	22
517	*	Boot Barn Holdings, Inc	10
1,023	e	Buckle, Inc	38
512	*	Build-A-Bear Workshop, Inc	10
3,181	*	Burlington Stores, Inc	162
2,171	*,e	Cabela’s, Inc	99

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,976		Caleres, Inc	$60
8,899	*	Carmax, Inc	528
966		Cato Corp (Class A)	33
6,107		Chico’s FAS, Inc	96
792		Children’s Place Retail Stores, Inc	46
1,400	*,e	Christopher & Banks Corp	2
836		Citi Trends, Inc	20
1,176	*,e	Conn’s, Inc	28
764	*,e	Container Store Group, Inc	11
1,054		Core-Mark Holding Co, Inc	69
3,342		CST Brands, Inc	112
2,260	*	Destination XL Group, Inc	13
3,844		Dick’s Sporting Goods, Inc	191
964		Dillard’s, Inc (Class A)	84
12,482		Dollar General Corp	904
9,374	*	Dollar Tree, Inc	625
3,192		DSW, Inc (Class A)	81
833	*,e	Etsy, Inc	11
1,789	*	EVINE Live, Inc	5
4,162		Expedia, Inc	490
3,681	*	Express Parent LLC	66
464	*	Fenix Parts, Inc	3
1,930		Finish Line, Inc (Class A)	37
2,292	*,e	Five Below, Inc	77
5,914		Foot Locker, Inc	426
2,024	*	Francesca’s Holdings Corp	25
1,409		Fred’s, Inc (Class A)	17
911	*	FTD Cos, Inc	27
4,373	e	GameStop Corp (Class A)	180
10,077		Gap, Inc	287
979	*	Genesco, Inc	56
6,433		Genuine Parts Co	533
3,693		GNC Holdings, Inc	149
1,038		Group 1 Automotive, Inc	88
21,229	*	Groupon, Inc	69
2,720	e	Guess?, Inc	58
983		Haverty Furniture Cos, Inc	23
1,136	*,e	Hibbett Sports, Inc	40
54,653		Home Depot, Inc	6,312
1,388		HSN, Inc	79
12,859	*,e	JC Penney Co, Inc	119
705		Kirkland’s, Inc	15
8,573		Kohl’s Corp	397
10,345		L Brands, Inc	932
733	*,e	Lands’ End, Inc	20
19,947	*	Liberty Interactive Corp	523
3,158	*	Liberty TripAdvisor Holdings, Inc	70
5,863	*	Liberty Ventures	237
960		Lithia Motors, Inc (Class A)	104
12,785	*	LKQ Corp	363
39,829		Lowe’s Companies, Inc	2,745
1,262	*,e	Lumber Liquidators, Inc	17
14,433		Macy’s, Inc	741
1,129	*	MarineMax, Inc	16
859	*,e	Mattress Firm Holding Corp	36
2,044		Men’s Wearhouse, Inc	87
2,576	*	Michaels Cos, Inc	60
1,383		Monro Muffler, Inc	93
1,808	*	Murphy USA, Inc	99
17,682	*	NetFlix, Inc	1,826
5,869		Nordstrom, Inc	421
1,216		Nutri/System, Inc	32
23,068	*	Office Depot, Inc	148
447	*	Ollie’s Bargain Outlet Holdings, Inc	7
4,162	*	O’Reilly Automotive, Inc	1,040

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

712	e	Outerwall, Inc	$41
567	*,e	Overstock.com, Inc	10
1,066	*,e	Party City Holdco, Inc	17
1,799		Penske Auto Group, Inc	87
2,583	*	PEP Boys—Manny Moe & Jack	31
848	e	PetMed Express, Inc	14
3,828	e	Pier 1 Imports, Inc	26
2,166	*	Priceline.com, Inc	2,679
2,196		Rent-A-Center, Inc	53
1,378	*,e	Restoration Hardware Holdings, Inc	129
17,480		Ross Stores, Inc	847
6,704	*	Sally Beauty Holdings, Inc	159
691	*,e	Sears Holdings Corp	16
2,224	*	Select Comfort Corp	49
775		Shoe Carnival, Inc	18
1,588	*	Shutterfly, Inc	57
3,406		Signet Jewelers Ltd	464
1,400		Sonic Automotive, Inc (Class A)	29
758	*,e	Sportsman’s Warehouse Holdings, Inc	9
1,474		Stage Stores, Inc	14
27,087		Staples, Inc	318
1,440		Stein Mart, Inc	14
461	*	Systemax, Inc	3
26,914		Target Corp	2,117
4,771		Tiffany & Co	368
834	*,e	Tile Shop Holdings, Inc	10
432	*	Tilly’s, Inc	3
28,386		TJX Companies, Inc	2,027
5,758		Tractor Supply Co	486
4,455		Travelport Worldwide Ltd	59
4,734	*	TripAdvisor, Inc	298
1,789	*	Tuesday Morning Corp	10
2,688	*	Ulta Salon Cosmetics & Fragrance, Inc	439
4,193	*	Urban Outfitters, Inc	123
1,265	*	Vitamin Shoppe, Inc	41
857	*	VOXX International Corp (Class A)	6
840	*,e	Wayfair, Inc	29
640	*	West Marine, Inc	6
3,898		Williams-Sonoma, Inc	298
133		Winmark Corp	14
2,735	*	zulily, Inc	48
1,062	*,e	Zumiez, Inc	17

		TOTAL RETAILING	45,327

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
1,806	*	Advanced Energy Industries, Inc	48
27,659	*,e	Advanced Micro Devices, Inc	48
844	*	Alpha & Omega Semiconductor Ltd	7
12,235		Altera Corp	613
1,324	*,e	Ambarella, Inc	77
3,751	*	Amkor Technology, Inc	17
13,167		Analog Devices, Inc	743
50,576		Applied Materials, Inc	743
3,483	*	Applied Micro Circuits Corp	19
17,610		Atmel Corp	142
10,836		Avago Technologies Ltd	1,355
5,359	*	Axcelis Technologies, Inc	14
23,239		Broadcom Corp (Class A)	1,195
2,909		Brooks Automation, Inc	34
1,066	*	Cabot Microelectronics Corp	41
569	*	Cascade Microtech, Inc	8
2,349	*	Cavium Networks, Inc	144
910	*	Ceva, Inc	17
2,678	*	Cirrus Logic, Inc	84
1,302		Cohu, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,623	*,e	Cree, Inc	$112
13,981		Cypress Semiconductor Corp	119
1,646	*	Diodes, Inc	35
1,224	*	DSP Group, Inc	11
5,882	*	Entegris, Inc	78
1,921	*	Exar Corp	11
4,815	*	Fairchild Semiconductor International, Inc	68
3,183	*	First Solar, Inc	136
2,618	*	Formfactor, Inc	18
4,624	*	Freescale Semiconductor Holdings Ltd	169
1,603	*	Inphi Corp	39
6,262	*	Integrated Device Technology, Inc	127
1,216		Integrated Silicon Solution, Inc	26
199,500		Intel Corp	6,013
5,704		Intersil Corp (Class A)	67
1,231		IXYS Corp	14
6,765		Kla-Tencor Corp	338
3,559	*	Kopin Corp	11
6,693		Lam Research Corp	437
5,097	*	Lattice Semiconductor Corp	20
10,118		Linear Technology Corp	408
987	*	MA-COM Technology Solutions	29
19,108		Marvell Technology Group Ltd	173
3,104	*	Mattson Technology, Inc	7
11,990		Maxim Integrated Products, Inc	400
2,016	*	MaxLinear, Inc	25
8,693	e	Microchip Technology, Inc	375
45,463	*	Micron Technology, Inc	681
4,027	*	Microsemi Corp	132
2,245		MKS Instruments, Inc	75
1,709		Monolithic Power Systems, Inc	88
1,014	*	Nanometrics, Inc	12
1,216	*	NeoPhotonics Corp Ltd	8
258		NVE Corp	13
22,762		Nvidia Corp	561
2,460	*	Omnivision Technologies, Inc	65
17,698	*	ON Semiconductor Corp	166
1,181	*	PDF Solutions, Inc	12
958		Pericom Semiconductor Corp	17
2,703	*	Photronics, Inc	24
6,977	*	PMC—Sierra, Inc	47
1,292		Power Integrations, Inc	54
6,313	*	Qorvo, Inc	284
4,954	*	Rambus, Inc	58
1,464	*	Rudolph Technologies, Inc	18
2,813	*	Semtech Corp	42
1,460	*	Sigma Designs, Inc	10
1,854	*	Silicon Laboratories, Inc	77
8,093		Skyworks Solutions, Inc	682
11,561	*,e	SunEdison, Inc	83
2,299	*,e	SunPower Corp	46
9,041		Teradyne, Inc	163
2,213		Tessera Technologies, Inc	72
43,413		Texas Instruments, Inc	2,150
928	*	Ultra Clean Holdings	5
1,279	*	Ultratech, Inc	21
1,796	*	Veeco Instruments, Inc	37
2,408	*	Xcerra Corp	15
10,975		Xilinx, Inc	465

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	20,811

SOFTWARE & SERVICES - 11.2%
1,417	*	A10 Networks, Inc	8
26,264		Accenture plc	2,581
4,917	*	ACI Worldwide, Inc	104

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,884		Activision Blizzard, Inc	$645
1,945	*	Actua Corp	23
3,414	*	Acxiom Corp	67
20,793	*	Adobe Systems, Inc	1,710
7,535	*	Akamai Technologies, Inc	520
351	*	Alarm.com Holdings, Inc	4
2,619	*	Alliance Data Systems Corp	678
12,093	*	Alphabet, Inc (Class A)	7,720
12,341	*	Alphabet, Inc (Class C)	7,508
384	*,e	Amber Road, Inc	2
6,600		Amdocs Ltd	375
764	*	American Software, Inc (Class A)	7
1,936	*,e	Angie’s List, Inc	10
3,791	*	Ansys, Inc	334
244	*	Appfolio, Inc	4
3,703	*	Aspen Technology, Inc	140
9,642	*	Autodesk, Inc	426
19,508		Automatic Data Processing, Inc	1,568
1,736	*	AVG Technologies NV	38
2,964	*	Bankrate, Inc	31
330	*	Barracuda Networks, Inc	5
2,221	*,e	Bazaarvoice, Inc	10
327	*,e	Benefitfocus, Inc	10
880	*	Black Knight Financial Services, Inc	29
2,030		Blackbaud, Inc	114
2,216	*	Blackhawk Network Holdings, Inc	94
2,003	*	Blucora, Inc	28
4,299		Booz Allen Hamilton Holding Co	113
1,713	*	Bottomline Technologies, Inc	43
568	*,e	Box, Inc	7
1,247	*	Brightcove, Inc	6
5,065		Broadridge Financial Solutions, Inc	280
1,345	*	BroadSoft, Inc	40
13,448		CA, Inc	367
1,033	*	CACI International, Inc (Class A)	76
12,369	*	Cadence Design Systems, Inc	256
2,042	*	Callidus Software, Inc	35
540	*	Carbonite, Inc	6
1,869	*	Cardtronics, Inc	61
797	*	Care.com, Inc	4
480		Cass Information Systems, Inc	24
6,779		CDK Global, Inc	324
921	*	ChannelAdvisor Corp	9
3,700	*	Ciber, Inc	12
1,437	*,e	Cimpress NV	109
6,770	*	Citrix Systems, Inc	469
25,669	*	Cognizant Technology Solutions Corp (Class A)	1,607
1,919	*	Commvault Systems, Inc	65
5,869		Computer Sciences Corp	360
1,478	*	comScore, Inc	68
1,503	*	Constant Contact, Inc	36
4,171		Convergys Corp	96
2,343	*	Cornerstone OnDemand, Inc	77
1,370	*	CoStar Group, Inc	237
2,538	*,e	Coupons.com, Inc	23
1,464		CSG Systems International, Inc	45
1,005	*	Cvent, Inc	34
708	*	Datalink Corp	4
1,406	*,e	Demandware, Inc	73
1,843	*	DHI Group, Inc	13
335	e	Digimarc Corp	10
2,145	*,e	Digital Turbine, Inc	4
1,424		DST Systems, Inc	150
4,694		EarthLink Holdings Corp	37
50,372	*	eBay, Inc	1,231

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,160	e	Ebix, Inc	$29
13,284	*	Electronic Arts, Inc	900
1,241	*	Ellie Mae, Inc	83
2,483	*,e	Endurance International Group Holdings, Inc	33
1,037	*,e	EnerNOC, Inc	8
1,507	*	Envestnet, Inc	45
2,068	*	EPAM Systems, Inc	154
1,587		EPIQ Systems, Inc	21
206	*	ePlus, Inc	16
2,184	*	Euronet Worldwide, Inc	162
2,712	*	Everi Holdings, Inc	14
2,895		EVERTEC, Inc	52
886	*	Everyday Health, Inc	8
1,501	*	ExlService Holdings, Inc	55
91,119	*	Facebook, Inc	8,192
1,763		Factset Research Systems, Inc	282
1,313		Fair Isaac Corp	111
11,979		Fidelity National Information Services, Inc	804
5,825	*,e	FireEye, Inc	185
3,821	*	First American Corp	142
9,712	*	Fiserv, Inc	841
1,029	*	Five9, Inc	4
3,877	*	FleetCor Technologies, Inc	534
1,659	*,e	FleetMatics Group plc	81
514		Forrester Research, Inc	16
6,035	*	Fortinet, Inc	256
3,531	*	Gartner, Inc	296
6,383	*	Genpact Ltd	151
1,086	*	Gigamon, Inc	22
2,857		Global Payments, Inc	328
647	*,e	Globant S.A.	20
5,108	*,e	Glu Mobile, Inc	22
1,002	*,e	GoDaddy, Inc	25
2,479	*,e	Gogo, Inc	38
3,181	*	GrubHub, Inc	77
1,039	*	GTT Communications, Inc	24
680	*,e	Guidance Software, Inc	4
2,990	*	Guidewire Software, Inc	157
1,077		Hackett Group, Inc	15
1,546		Heartland Payment Systems, Inc	97
4,132	*	HomeAway, Inc	110
320	*	Hortonworks, Inc	7
786	*	HubSpot, Inc	36
3,119		IAC/InterActiveCorp	204
1,120	*	Imperva, Inc	73
2,288	*	Infoblox, Inc	37
766	*	Interactive Intelligence, Inc	23
2,702	*	Internap Network Services Corp	17
38,006		International Business Machines Corp	5,510
11,646		Intuit, Inc	1,034
2,031		j2 Global, Inc	144
3,456		Jack Henry & Associates, Inc	241
1,823	*	Jive Software, Inc	9
3,271	e	King Digital Entertainment plc	44
1,403	*	Knot, Inc	20
2,850		Leidos Holdings, Inc	118
3,363	*	Limelight Networks, Inc	6
4,620	*	LinkedIn Corp	878
3,304	*	Lionbridge Technologies	16
1,143	*	Liquidity Services, Inc	8
2,686	*	Liveperson, Inc	20
1,024	*	LogMeIn, Inc	70
768	*	Luxoft Holding, Inc	49
3,121	*	Manhattan Associates, Inc	194
1,025		Mantech International Corp (Class A)	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,311		Marchex, Inc (Class B)	$5
1,197	*,e	Marin Software, Inc	4
1,468	*	Marketo, Inc	42
41,945		Mastercard, Inc (Class A)	3,780
2,782		MAXIMUS, Inc	166
4,392		Mentor Graphics Corp	108
339,592		Microsoft Corp	15,030
391	*	MicroStrategy, Inc (Class A)	77
3,264	*,e	Millennial Media, Inc	6
306	*	MINDBODY, Inc	5
1,693	*,e	MobileIron, Inc	5
844	*	Model N, Inc	8
2,352	*,e	ModusLink Global Solutions, Inc	7
1,065	*	MoneyGram International, Inc	9
1,800		Monotype Imaging Holdings, Inc	39
4,071	*	Monster Worldwide, Inc	26
1,692	*,e	NetSuite, Inc	142
2,439	*,e	NeuStar, Inc (Class A)	66
237	*,e	New Relic, Inc	9
2,981		NIC, Inc	53
10,683	*	Nuance Communications, Inc	175
1,130	*,e	OPOWER, Inc	10
133,135		Oracle Corp	4,809
9,063	*	Pandora Media, Inc	193
444	*,e	Park City Group, Inc	5
13,695		Paychex, Inc	652
1,334	*	Paycom Software, Inc	48
641	*,e	Paylocity Holding Corp	19
50,590	*	PayPal Holdings, Inc	1,570
1,584		Pegasystems, Inc	39
1,536	*	Perficient, Inc	24
496	*	PFSweb, Inc	7
2,115	*	Progress Software Corp	55
1,629	*	Proofpoint, Inc	98
1,099	*	PROS Holdings, Inc	24
4,967	*	PTC, Inc	158
819	*	Q2 Holdings, Inc	20
400		QAD, Inc (Class A)	10
3,971	*	QLIK Technologies, Inc	145
1,041	*	Qualys, Inc	30
1,192	*	QuinStreet, Inc	7
5,171	*	Rackspace Hosting, Inc	128
350	*	Rapid7, Inc	8
1,085	*	RealNetworks, Inc	4
2,115	*	RealPage, Inc	35
7,755	*	Red Hat, Inc	557
393		Reis, Inc	9
1,375	*	RetailMeNot, Inc	11
2,273	*	RingCentral, Inc	41
801	*,e	Rocket Fuel, Inc	4
3,677	*	Rovi Corp	39
1,069	*	Rubicon Project, Inc	16
4,752		Sabre Corp	129
27,705	*	Salesforce.com, Inc	1,924
594		Sapiens International Corp NV	7
1,942		Science Applications International Corp	78
1,059	*	Sciquest, Inc	11
1,446	*	Seachange International, Inc	9
6,500	*	ServiceNow, Inc	451
2,827	*	ServiceSource International LLC	11
831	*,e	Shutterstock, Inc	25
1,525	*,e	Silver Spring Networks, Inc	20
2,813	*	SolarWinds, Inc	110
2,797		Solera Holdings, Inc	151
5,288	*	Splunk, Inc	293

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

690	*	SPS Commerce, Inc	$47
2,996		SS&C Technologies Holdings, Inc	210
595	*	Stamps.com, Inc	44
1,663	*	Sykes Enterprises, Inc	42
27,678		Symantec Corp	539
1,551	*	Synchronoss Technologies, Inc	51
6,503	*	Synopsys, Inc	300
1,329	*	Syntel, Inc	60
1,633	*	TA Indigo Holding Corp	14
2,095	*	Tableau Software, Inc	167
3,573	*	Take-Two Interactive Software, Inc	103
1,464	*	Tangoe, Inc	11
708	*	TechTarget, Inc	6
2,099	*	TeleCommunication Systems, Inc (Class A)	7
834	*	TeleNav, Inc	7
730		TeleTech Holdings, Inc	20
5,991	*	Teradata Corp	174
840	*	Textura Corp	22
4,088	*	TiVo, Inc	35
6,979		Total System Services, Inc	317
285	*	Travelzoo, Inc	2
2,080	*,e	TrueCar, Inc	11
617	*,e	TubeMogul, Inc	6
23,879	*	Twitter, Inc	643
1,414	*	Tyler Technologies, Inc	211
1,215	*	Ultimate Software Group, Inc	218
2,160	*	Unisys Corp	26
640	*	United Online, Inc	6
6,048	*	Vantiv, Inc	272
225	*	Varonis Systems, Inc	4
1,227	*,e	Vasco Data Security International	21
4,800	*	VeriFone Systems, Inc	133
2,567	*	Verint Systems, Inc	111
4,376	*,e	VeriSign, Inc	309
2,063	*,e	VirnetX Holding Corp	7
1,253	*	Virtusa Corp	64
82,156		Visa, Inc (Class A)	5,723
3,459	*	VMware, Inc (Class A)	273
1,683	*	WebMD Health Corp (Class A)	67
1,869	*	Website Pros, Inc	39
22,090		Western Union Co	406
1,631	*	WEX, Inc	142
622	*,e	Wix.com Ltd	11
4,475	*	Workday, Inc	308
321	*	Workiva, Inc	5
380	*	Xactly Corp	3
47,023		Xerox Corp	458
1,381	*	Xoom Corp	34
1,059	*	Xura, Inc	24
38,856	*	Yahoo!, Inc	1,123
2,740	*,e	Yelp, Inc	59
798	*	Yodlee, Inc	13
2,277	*	Zendesk, Inc	45
1,858	*,e	Zillow Group, Inc	53
3,716	*,e	Zillow Group, Inc (Class C)	100
3,311	*	Zix Corp	14
31,985	*	Zynga, Inc	73

		TOTAL SOFTWARE & SERVICES	99,351

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
4,845	*	3D Systems Corp	56
2,222		Adtran, Inc	32
932	*,e	Aerohive Networks, Inc	6
1,059	*	Agilysys, Inc	12
548		Alliance Fiber Optic Products, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

13,043		Amphenol Corp (Class A)	$665
1,193		Anixter International, Inc	69
241,816		Apple, Inc	26,672
654	*,e	Applied Optoelectronics, Inc	12
1,423	*,e	Arista Networks, Inc	87
5,689	*	ARRIS Group, Inc	148
3,591	*	Arrow Electronics, Inc	199
1,363	*,e	Avid Technology, Inc	11
5,645		Avnet, Inc	241
2,062		AVX Corp	27
653	e	Badger Meter, Inc	38
429		Bel Fuse, Inc (Class B)	8
1,797		Belden CDT, Inc	84
2,361	*	Benchmark Electronics, Inc	51
755		Black Box Corp	11
17,663		Brocade Communications Systems, Inc	183
1,369	*	CalAmp Corp	22
1,907	*	Calix Networks, Inc	15
5,510		CDW Corp	225
1,874		Checkpoint Systems, Inc	14
5,224	*	Ciena Corp	108
213,826		Cisco Systems, Inc	5,613
522	*,e	Clearfield, Inc	7
3,781		Cognex Corp	130
1,000	*	Coherent, Inc	55
4,259	*	CommScope Holding Co, Inc	128
784		Comtech Telecommunications Corp	16
490	*,e	Control4 Corp	4
53,147		Corning, Inc	910
1,729	*	Cray, Inc	34
1,425		CTS Corp	26
1,609		Daktronics, Inc	14
2,709		Diebold, Inc	81
1,490	*	Digi International, Inc	18
2,076		Dolby Laboratories, Inc (Class A)	68
2,718	*	Dot Hill Systems Corp	26
750	*	DTS, Inc	20
789	*	Eastman Kodak Co	12
1,847	*	EchoStar Corp (Class A)	79
1,000		Electro Rent Corp	10
1,985	*	Electronics for Imaging, Inc	86
81,006		EMC Corp	1,957
1,103	*	EMCORE Corp	7
4,537	*	Extreme Networks, Inc	15
3,021	*	F5 Networks, Inc	350
1,548	*	Fabrinet	28
739	*	FARO Technologies, Inc	26
1,753		FEI Co	128
4,415	*	Finisar Corp	49
1,765	*	Fitbit, Inc	67
5,847		Flir Systems, Inc	164
1,328	*	GSI Group, Inc	17
3,947	*	Harmonic, Inc	23
5,220		Harris Corp	382
75,876		Hewlett-Packard Co	1,943
2,229	*	II-VI, Inc	36
1,595	*,e	Imation Corp	3
1,305	*	Immersion Corp	15
5,305	*	Infinera Corp	104
6,446		Ingram Micro, Inc (Class A)	176
1,624	*	Insight Enterprises, Inc	42
1,493		InterDigital, Inc	76
3,133	*	InvenSense, Inc	29
1,459	*	IPG Photonics Corp	111
1,635	*	Itron, Inc	52
2,593	*	Ixia	38
8,197		Jabil Circuit, Inc	183

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,667		Juniper Networks, Inc	$429
6,856	*	Keysight Technologies, Inc	211
1,302	*	Kimball Electronics, Inc	16
3,773	*,e	Knowles Corp	70
758	*	KVH Industries, Inc	8
2,589		Lexmark International, Inc (Class A)	75
949		Littelfuse, Inc	86
1,958	*	Lumentum Holdings, Inc	33
1,540	*	Mercury Computer Systems, Inc	24
126		Mesa Laboratories, Inc	14
1,672		Methode Electronics, Inc	53
7,406	e	Motorola, Inc	506
632		MTS Systems Corp	38
555	*	Multi-Fineline Electronix, Inc	9
4,729		National Instruments Corp	131
7,160	*	NCR Corp	163
13,133		NetApp, Inc	389
1,274	*	Netgear, Inc	37
3,856	*	Netscout Systems, Inc	136
1,913	*	Newport Corp	26
2,136	*,e	Nimble Storage, Inc	52
1,693	*	Novatel Wireless, Inc	4
4,246	*	Oclaro, Inc	10
836	*	OSI Systems, Inc	64
3,066	*	Palo Alto Networks, Inc	527
929		Park Electrochemical Corp	16
430		PC Connection, Inc	9
1,599		Plantronics, Inc	81
1,413	*	Plexus Corp	55
6,111	*	Polycom, Inc	64
3,739	*	QLogic Corp	38
68,399		Qualcomm, Inc	3,675
11,444	*	Quantum Corp	8
1,970	*	RealD, Inc	19
1,175	*	Rofin-Sinar Technologies, Inc	30
790	*	Rogers Corp	42
2,837	*	Ruckus Wireless, Inc	34
8,783		SanDisk Corp	477
3,491	*	Sanmina Corp	75
1,187	*	Scansource, Inc	42
2,605	*	ShoreTel, Inc	19
1,782	*,e	Silicon Graphics International Corp	7
2,205	*	Sonus Networks, Inc	13
2,178	*,e	Stratasys Ltd	58
1,554	*	Super Micro Computer, Inc	42
1,586	*	Synaptics, Inc	131
1,254		SYNNEX Corp	107
1,221	*	Tech Data Corp	84
10,868	*	Trimble Navigation Ltd	178
2,698	*	TTM Technologies, Inc	17
1,309	e	Ubiquiti Networks, Inc	44
1,692	*	Universal Display Corp	57
1,815	*	Viasat, Inc	117
9,794	*	Viavi Solutions, Inc	53
3,529	*,e	Violin Memory, Inc	5
5,324	e	Vishay Intertechnology, Inc	52
654	*	Vishay Precision Group, Inc	8
9,437		Western Digital Corp	750
2,122	*	Zebra Technologies Corp (Class A)	162

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	52,043

TELECOMMUNICATION SERVICES - 2.2%
3,853	*	8x8, Inc	32
255,333		AT&T, Inc	8,319
490		Atlantic Tele-Network, Inc	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,565	*	Boingo Wireless, Inc	$13
23,806		CenturyTel, Inc	598
10,048	*	Cincinnati Bell, Inc	31
1,955		Cogent Communications Group, Inc	53
2,274		Consolidated Communications Holdings, Inc	44
1,092	*	Fairpoint Communications, Inc	17
42,559		Frontier Communications Corp	202
1,464	*	General Communication, Inc (Class A)	25
19,920	*,e	Globalstar, Inc	31
460	*	Hawaiian Telcom Holdco, Inc	10
609		IDT Corp (Class B)	9
2,355	*	inContact, Inc	18
1,405		Inteliquent, Inc	31
1,183	*,e	Intelsat S.A.	8
2,990	*,e	Iridium Communications, Inc	18
12,204	*	Level 3 Communications, Inc	533
757		Lumos Networks Corp	9
757	*	NTELOS Holdings Corp	7
2,552	*	Orbcomm, Inc	14
539	*,e	Pacific DataVision, Inc	16
1,994	*	Premiere Global Services, Inc	27
5,457	*	SBA Communications Corp (Class A)	572
1,093		Shenandoah Telecom Co	47
1,177		Spok Holdings, Inc	19
32,103	*,e	Sprint Corp	123
384	*,e	Straight Path Communications, Inc	15
3,834		Telephone & Data Systems, Inc	96
11,712	*	T-Mobile US, Inc	466
580	*	US Cellular Corp	21
171,087		Verizon Communications, Inc	7,444
7,062	*	Vonage Holdings Corp	42
4,571	e	Windstream Holdings, Inc	28
6,062	*,e	Zayo Group Holdings, Inc	154

		TOTAL TELECOMMUNICATION SERVICES	19,128

TRANSPORTATION - 2.2%
2,669	*	Air Transport Services Group, Inc	23
5,162		Alaska Air Group, Inc	410
554		Allegiant Travel Co	120
285		Amerco, Inc	112
29,328		American Airlines Group, Inc	1,139
1,131		Arkansas Best Corp	29
1,047	*	Atlas Air Worldwide Holdings, Inc	36
4,425	*	Avis Budget Group, Inc	193
988	*	Celadon Group, Inc	16
6,154		CH Robinson Worldwide, Inc	417
2,495		Con-Way, Inc	118
1,347		Copa Holdings S.A. (Class A)	57
452	*	Covenant Transportation Group, Inc	8
40,816		CSX Corp	1,098
34,478		Delta Air Lines, Inc	1,547
1,003	*	Eagle Bulk Shipping, Inc	6
1,254	*	Echo Global Logistics, Inc	25
8,085		Expeditors International of Washington, Inc	380
11,818		FedEx Corp	1,702
1,381		Forward Air Corp	57
2,296	*	Genesee & Wyoming, Inc (Class A)	136
2,725	*,e	Golden Ocean Group Ltd (Oslo)	7
2,009	*	Hawaiian Holdings, Inc	50
2,244	e	Heartland Express, Inc	45
17,129	*	Hertz Global Holdings, Inc	287
1,570	*	Hub Group, Inc (Class A)	57
3,785		J.B. Hunt Transport Services, Inc	270
13,112	*	JetBlue Airways Corp	338

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,662		Kansas City Southern Industries, Inc	$424
2,355	*	Kirby Corp	146
2,626		Knight Transportation, Inc	63
1,942		Landstar System, Inc	123
2,852		Macquarie Infrastructure Co LLC	213
1,041		Marten Transport Ltd	17
1,942		Matson, Inc	75
2,759	e	Navios Maritime Holdings, Inc	7
12,872		Norfolk Southern Corp	983
2,951	*	Old Dominion Freight Line	180
99	*	PAM Transportation Services, Inc	3
421		Park-Ohio Holdings Corp	12
759	*	Radiant Logistics, Inc	3
2,160	*	Republic Airways Holdings, Inc	12
1,220	*	Roadrunner Transportation Services Holdings, Inc	22
2,221		Ryder System, Inc	164
1,374		Safe Bulkers, Inc	4
1,140	*	Saia, Inc	35
5,390	*	Scorpio Bulkers, Inc	8
2,348		Skywest, Inc	39
27,753		Southwest Airlines Co	1,056
3,077	*	Spirit Airlines, Inc	146
3,842	*	Swift Transportation Co, Inc	58
36,715		Union Pacific Corp	3,246
16,140	*	United Continental Holdings, Inc	856
29,368		United Parcel Service, Inc (Class B)	2,898
200		Universal Truckload Services, Inc	3
407	*	USA Truck, Inc	7
3,898	*	UTI Worldwide, Inc	18
1,008	*,e	Virgin America, Inc	35
1,875		Werner Enterprises, Inc	47
2,328	*	Wesco Aircraft Holdings, Inc	28
3,016	*,e	XPO Logistics, Inc	72
1,384	*	YRC Worldwide, Inc	18

		TOTAL TRANSPORTATION	19,704

UTILITIES - 3.2%
2,058	e	Abengoa Yield plc	34
28,495		AES Corp	279
4,856		AGL Resources, Inc	296
2,057		Allete, Inc	104
4,814		Alliant Energy Corp	282
10,213		Ameren Corp	432
20,573		American Electric Power Co, Inc	1,170
1,754		American States Water Co	73
7,523		American Water Works Co, Inc	414
7,726		Aqua America, Inc	205
366		Artesian Resources Corp	9
5,498	e	Atlantic Power Corp	10
4,152		Atmos Energy Corp	242
2,754		Avista Corp	92
1,970		Black Hills Corp	81
2,026		California Water Service Group	45
16,079	*	Calpine Corp	235
18,179		Centerpoint Energy, Inc	328
670		Chesapeake Utilities Corp	36
2,546		Cleco Corp	136
11,966		CMS Energy Corp	423
518		Connecticut Water Service, Inc	19
12,217		Consolidated Edison, Inc	817
626	e	Consolidated Water Co, Inc	7
24,657		Dominion Resources, Inc	1,735
7,478		DTE Energy Co	601
29,208		Duke Energy Corp	2,101

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,419	*	Dynegy, Inc	$112
13,757		Edison International	868
1,646		El Paso Electric Co	61
1,919		Empire District Electric Co	42
7,467		Entergy Corp	486
13,425		Eversource Energy	680
36,378		Exelon Corp	1,080
17,812		FirstEnergy Corp	558
535	e	Genie Energy Ltd	4
6,564		Great Plains Energy, Inc	177
4,472		Hawaiian Electric Industries, Inc	128
2,116		Idacorp, Inc	137
6,556		ITC Holdings Corp	219
1,831		Laclede Group, Inc	100
8,222		MDU Resources Group, Inc	141
1,530		MGE Energy, Inc	63
813		Middlesex Water Co	19
3,449	e	National Fuel Gas Co	172
3,600		New Jersey Resources Corp	108
18,487		NextEra Energy, Inc	1,803
13,439		NiSource, Inc	249
1,036		Northwest Natural Gas Co	47
1,790		NorthWestern Corp	96
14,257		NRG Energy, Inc	212
1,290	e	NRG Yield, Inc (Class A)	14
1,290	e	NRG Yield, Inc (Class C)	15
8,413		OGE Energy Corp	230
2,332		ONE Gas, Inc	106
1,582	e	Ormat Technologies, Inc	54
1,620		Otter Tail Corp	42
2,193	e	Pattern Energy Group, Inc	42
10,682		Pepco Holdings, Inc	259
20,214		PG&E Corp	1,067
3,592		Piedmont Natural Gas Co, Inc	144
4,744		Pinnacle West Capital Corp	304
3,355		PNM Resources, Inc	94
3,322		Portland General Electric Co	123
28,008		PPL Corp	921
21,373		Public Service Enterprise Group, Inc	901
7,671		Questar Corp	149
6,017		SCANA Corp	339
10,414		Sempra Energy	1,007
678		SJW Corp	21
2,886		South Jersey Industries, Inc	73
38,262		Southern Co	1,710
1,975		Southwest Gas Corp	115
3,498	*	Talen Energy Corp	35
9,633		TECO Energy, Inc	253
1,809	*	TerraForm Global, Inc	12
2,161		TerraForm Power, Inc	31
7,282		UGI Corp	254
2,315		UIL Holdings Corp	116
597		Unitil Corp	22
3,477		Vectren Corp	146
876	*,e	Vivint Solar, Inc	9
13,322		WEC Energy Group, Inc	696
5,586		Westar Energy, Inc	215
2,322		WGL Holdings, Inc	134
21,223		Xcel Energy, Inc	751
672		York Water Co	14

		TOTAL UTILITIES	28,186

		TOTAL COMMON STOCKS (Cost $479,091)	887,709

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
711	e,m	Magnum Hunter Resources Corp	$0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	m	Forest Laboratories, Inc CVR	1
512	m	Furiex Pharmaceuticals, Inc	5
244	m	Omthera Pharmaceuticals, Inc	0	^
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6

SOFTWARE & SERVICES - 0.0%
1,221	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS (Cost $11)	12

SHORT-TERM INVESTMENTS - 2.9%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
26,163,250	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	26,163

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	26,163

		TOTAL SHORT-TERM INVESTMENTS (Cost $26,163)	26,163

		TOTAL INVESTMENTS - 102.8% (Cost $505,265)	913,884
		OTHER ASSETS & LIABILITIES, NET - (2.8)%	(24,710)

		NET ASSETS - 100.0%	$889,174

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,941,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee (“Committee”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “Update”). The Update removes the requirement to categorize all investments for which the fair value is measured using the net asset value per share practical expedient from the fair value hierarchy. The Update also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Update is effective for public business entities for fiscal years beginning December 15, 2015, and for interim periods within those fiscal years. The Account expects to adopt the Update for the December 31, 2015 annual report. Management is currently evaluating the impact of the Update’s adoption on the Account’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2015, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of September 30, 2015, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity investments:
Financials	$165,297	$1,016	$—	$166,313
Health care	126,591	—	6	126,597
Industrials	93,784	675	—	94,459
Telecommunication services	19,128	—	6	19,134
All other equity investments*	481,218	—	—	481,218
Short-term investments	26,163	—	—	26,163
Total	$912,181	$1,691	$12	$913,884

*	For detailed categories, see the accompanying Schedule of Investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At September 30, 2015, the Account held no open futures contracts.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 4—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. As of September 30, 2015, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $408,619,000, consisting of gross unrealized appreciation of $453,763,000 and gross unrealized depreciation of $(45,144,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 19, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive Vice President
(principal executive officer)

Date: November 19, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer